Semi-Annual Report
                           June 30, 2001 (unaudited)


                              THE MANAGERS FUNDS
                            -------------------------

Value Fund
Capital Appreciation Fund
Small Company Fund
Special Equity Fund
International Equity Fund
Emerging Markets Equity Fund
Intermediate Bond Fund
Bond Fund
Global Bond Fund

WE PICK THE TALENT.  YOU REAP THE RESULTS.

TABLE OF CONTENTS
LETTER TO SHAREHOLDERS.........................1

THE MANAGERS FUNDS PERFORMANCE.................2
  COMPLETE PERFORMANCE TABLE FOR ALL OF THE
  MANAGERS FUNDS AS OF JUNE 30, 2001

FUND SNAPSHOTS.................................3
  EQUITY FUNDS' TOP TEN HOLDINGS, INDUSTRY
   WEIGHTINGS AND COUNTRY BREAKDOWN AT
   JUNE 30, 2001

SCHEDULES OF PORTFOLIO INVESTMENTS ............6
  DETAILED PORTFOLIO LISTINGS BY SECURITY
   TYPE AND INDUSTRY SECTOR, AS VALUED AT
   JUNE 30, 2001

FINANCIAL STATEMENTS
  Statements of Assets and Liabilities .......24
    Funds' balance sheet, net asset value (NAV)
     per share computation and cumulative
     undistributed amount
  Statements of Operations ...................26
    Detail of sources of income, Fund expenses
     and realized and unrealized gains (losses)
     during the period
  Statements of Changes in Net Assets ........28
    Detail of changes in fund assets for the
     past two periods

FINANCIAL HIGHLIGHTS .........................32
  Historical net asset values per share,
   distributions, total returns, expense
   ratios, turnover ratios and net assets for
   each Fund

NOTES TO FINANCIAL STATEMENTS ................37
  Accounting and distribution policies,
   details of agreements and transactions
   with Fund management and affiliates and
   description of certain investment risks

SUPPLEMENTAL DATA ............................42
Results from the Special Meetings of
Shareholders

Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

LETTER TO SHAREHOLDERS
-----------------------------------------------------------------
Dear Fellow Shareholder:

The economic slowdown and accompanying financial market turbulence that began in early 2000 and worsened throughout the year, intensified during the first six months of 2001. After falling sharply in the first quarter, the stock market rose modestly in the second quarter as investors looked hopefully toward economic improvement late in the year, bolstered by aggressive monetary easing, and a planned federal tax refund. Fixed-income markets performed well as interest rates moved lower, however certain corporate issues and non-investment grade debt in general depreciated as credit quality came into question.

The years 2000 and 2001 have become the years that compensate for the excesses of the 1990s.
The most obvious lesson to be learned is that any business, no matter how good, can be spoiled if too many competitors come to the party. The extremely fertile business environment that we experienced over the past several years, where low inflation, high employment, rising productivity, falling interest rates and favorable demographic trends all contributed to a virtuous economic cycle, encouraged investors and business leaders to rapidly build up capacity in all manner of businesses. This was especially true in the technology and communication arenas where demand was clearly accelerating and investors' willingness to put their ever rising wealth at risk drove the cost of capital to all time lows. In fact business leaders had no good incentive to refrain from the rapid build out, and those that did were at serious risk of being driven to obsolescence, acquired by an aggressive upstart or fired.
Despite what is plainly clear in hindsight, many very intelligent people made many bad decisions that were quite rational and even possibly unavoidable given the environment they were in at the time. This is a business cycle, and as usual, just as it started to seem that technology and education would enable us to avoid such things, the virtuous cycle sputtered.
Even though it is typical in many respects, as always, the cycle is somewhat different this time around. Although we have not slipped into an official economic recession, it certainly feels like one, and since corporate profits, on average, have fallen, most experts agree that we are in an earnings recession.

Not surprisingly, given the economic backdrop, the financial markets have, in many respects, reversed. High growth, high risk, new economy stocks that had been high flyers until 2000 have been decimated, the businesses often starving for cash and unable to scour up relief from the capital markets. On the other hand, steadily profitable, old economy companies have become much sought after, and their stocks have benefited. While most broad stock indices were down for the first six months of 2001, most of the pain was experienced on the growth side of the style boxes. For example, the Russell 1000 growth index returned -14.2% for the period while the Russell 1000 Value returned -1.3%.
Small and mid-sized companies performed
considerably better than large capitalization stocks.

Meanwhile, most fixed-income investments have performed rather well. As a result of the Federal Reserve's aggressive easing, short-term and intermediate-term interest rates have fallen significantly in 2001. While we noted in our last report that the inverted yield curve present in early and mid 2000 was correctly forecasting a slowing economy, the recent steepening of the curve portends a more positive economic environment going forward.

Within this environment, our Funds have provided mixed results. While we are extremely pleased with the performance of Managers Value Fund, and the relative performance of Managers
International Fund and Managers Emerging Markets
Equity, our Managers Capital Appreciation Fund has been below our expectations so far this year. Although its long-term results remain well above average, the Fund's consistency has been unsatisfactory, and we made a manager change in early June that we believe will improve the Fund's balance. With one exception, the fixed-income funds provided solid returns which were within our expectations during the period.

From a longer-term perspective we remain quite proud of the returns that our Funds have provided investors and confident that they will continue to meet or exceed our expectations going forward. Detailed portfolio listings and financial statements for each of the Funds are included within this report. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website at www.managersfunds.com. We thank you for your investment in The Managers Funds.

Sincerely,
/s/Peter M. Lebovitz      /s/Thomas G. Hoffman
Peter M. Lebovitz         Thomas G. Hoffman, CFA
President & CEO           Director of Research
The Managers Funds LLC    The Managers Funds LLC

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                  [THE MANAGERS FUNDS LOGO]


THE MANAGERS FUNDS PERFORMANCE (unaudited)
All periods ended June 30, 2001
                                            AVERAGE ANNUAL TOTAL RETURNS (a)
                       SIX                                     SINCE   INCEPTION
                      MONTHS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  INCEPTION   DATE
                      ------- ------ ------- ------- --------  ---------  ------
                                                                   C>
EQUITY FUNDS:
Value                      5.96%   16.56%   6.85%  13.74%  14.34%  14.10%  Oct. '84
Capital Appreciation    (26.08)% (42.49)%  11.25%  17.15%  16.55%  15.94%  Jun. '84
Small Company            (5.81)% (12.32)%   --       --      --  (12.15)%  Jun. '00
Special Equity             0.53% (13.10)%  12.64%  14.76%  17.73%  16.09%  Jun. '84
International Equity    (14.21)% (18.60)% (1.35)%   5.74%  10.26%  11.54%  Dec. '85
Emerging Markets Equity    1.45% (19.00)%   8.99%    --      --     2.69%  Feb. '98
U.S. Stock Market Plus   (6.24)% (15.02)%   2.55%  13.35%    --    15.38%  Jun. '92

INCOME FUNDS:
Money Market               2.45%    5.70%   5.37%   5.36%   4.65%   5.81%  Jun. '84
Short Duration Government  4.24%    7.76%   5.12%   5.56%    --     5.44%  Mar. '92
Intermediate Bond          3.99%    9.50%   5.46%   5.72%   6.35%   7.74%  Jun. '84
Intermediate Duration      3.54%   10.84%   5.77%   6.90%    --     7.58%  Mar. '92
  Government
Bond                       5.30%    9.79%   5.59%   8.23%   8.89%  10.19%  Jun. '84
Global Bond              (6.42)%  (5.11)% (1.26)%   0.98%    --     2.68%  Mar. '94
--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.  THE INVESTMENT RETURN AND
PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE MORE OR LESS THAN THE ORIGINAL COST.  AN INVESTMENT IN MANAGERS
MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  ALTHOUGH THE MONEY MARKET FUND SEEKS
TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO
LOSE MONEY BY INVESTING IN THE FUND.  ADDITIONAL RISKS ARE ASSOCIATED WITH
INVESTING IN INTERNATIONAL AND EMERGING MARKETS, AND SUCH SECURITIES MAY BE
CONSIDERED SPECULATIVE.  THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN
SMALL-CAP COMPANIES, SUCH AS INCREASED VOLATILITY.  FOR MORE INFORMATION
REGARDING THE MANAGERS FUNDS, INCLUDING FEES, EXPENSES AND RISKS, PLEASE
CALL (800) 835-3879 OR VISIT OUR WEBSITE AT WWW.MANAGERSFUNDS.COM FOR A
PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.  THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES IN THE FUND.  THE PRINCIPAL
VALUE AND INVESTMENT RETURN OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
DISTRIBUTED BY MAANAGERS DISTRIBUTORS, INC., A NASD MEMBER.
(a) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions.  Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus.  No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.  Year to date returns are based on calendar year.

FUND SNAPSHOTS (unaudited)
--------------------------------------------------------------------------------
                               MANAGERS VALUE FUND

TOP TEN HOLDINGS (out of 72 securities)                   INDUSTRY WEIGHTINGS
---------------------------------------                   ----------------------
                              % of Fund				         % of Fund
Freddie Mac*                    4.1%      Financials                    25.7%
Citigroup, Inc.*			  3.7        Consumer Discretionary       17.6
J.P. Morgan Chase & Co.	        3.1        Industrials                  14.0
International Business
 Machines Corp.                 2.9	      Information Technology        11.6
American Home Products Corp.*   2.8	      Health Care	                   8.9
Pitney Bowes, Inc.*             2.6        Energy                        5.4
Cendant Corp.                   2.4	      Telecommunication Services     4.9
AT&T Corp., Liberty Media Group 2.4	      Utilities                      4.5
Emerson Electronics Co.	        2.4        Consumer Staples              3.6
Sprint Corp.                    2.3        Materials                     2.3
                                           Other                         1.5


                          MANAGERS CAPITAL APPRECIATION FUND

TOP TEN HOLDINGS (out of 72 securities)                   INDUSTRY WEIGHTINGS
---------------------------------------                   ----------------------
                              % of Fund				      % of Fund
Intuit, Inc.                   3.9%	       Information Technology	   21.7%
Concord EFS, Inc.	             3.6	       Industrials               15.5
Elan Corp. PLC, Sponsored ADR	 3.3         Health Care               13.8
Fiserv, Inc.                   2.6         Consumer Discretionary    12.2
Microchip Technology, Inc.     2.6         Financials	               11.4
American International Group,
  Inc.   				 2.4         Utilities                  5.3
Dell Computer Corp.            2.4         Consumer Staples           4.0
Freddie Mac*                   2.4         Energy                     3.0
Tyco International, Ltd.       2.3         Materials                  0.9
Walt Disney Co., The           2.2         Other                     12.2


                   MANAGERS SMALL COMPANY FUND

TOP TEN HOLDINGS (out of 128 securities)                   INDUSTRY WEIGHTINGS
---------------------------------------                   ----------------------
                                 % of Fund	                      % of Fund
AmeriCredit Corp.*                 2.9%         Information Technology   31.1%
IntraNet Soluction, Inc.           2.2          Health Care              23.1
Insituform Technologies, Inc.,
  Class A                          1.7          Industrials              16.1
Renaissance Learning, Inc.         1.6          Consumer Discretionary    9.1
The Intercept Group, Inc.          1.6          Energy                    7.3
Amsurg Corp., Class A*             1.5          Financials                5.0
First Horizon Pharmaceutical Corp. 1.5          Consumer Staples          1.8
Evergreen Resources, Inc.*         1.4          Materials                 0.5
Centra Software, Inc.              1.4          Other                     6.0

*Top Ten Holding at December 31, 2000

-------------------------------------------------------------------------------
                           MANAGERS SPECIAL EQUITY FUND

TOP TEN HOLDINGS (out of 352 securities)                   INDUSTRY WEIGHTINGS
---------------------------------------                   ----------------------
                              % of Fund                               % of Fund
Emmis Broadcasting Corp., Class A* 1.4%     Information Technology        22.0%
ITT Educational Services, Inc.     1.4      Industrials                   21.0
IMS Health, Inc.*                  1.2      Consumer Discretionary        16.4
HEALTHSOUTH Corp.*                 1.1      Health Care                   12.2
Alpha Industries, Inc.             1.0      Financials                    10.5
Triad Hospitals, Inc.              0.9      Telecommunications Services    2.6
Anaren Microwave, Inc.*            0.8      Energy                         7.3
Iron Mountain, Inc.                0.8      Consumer Staples               1.4
C&D Technologies, Inc.*            0.8      Utilities                      0.7
Cabletron Systems, Inc.            0.8      Materials                      0.3
                                           Other                         10.5



                     MANAGERS INTERNATIONAL EQUITY FUND

TOP TEN HOLDINGS (out of 193 securities)                   INDUSTRY WEIGHTINGS
---------------------------------------                   ----------------------
                              % of Fund                               % of Fund
Suez AG*                         2.0%        Financials                 17.7%
Elan Corp. PLC                   1.6         Consumer Discretionary     11.9
Allianz AG, (Vinkuliert)         1.5         Materials                  10.6
Vivendi Universal*               1.5         Industrials                10.0
Talisman Energy, Inc.            1.4         Consumer Staples            9.5
Koninklijke Ahold                1.3         Health Care                 7.8
Diageo PLC                       1.3         Energy                      7.0
Mitsui Fudosan Co., Ltd.         1.2         Utilities                   6.7
Takefuji Corp.                   1.2         Information Technology      5.2
Vodafone Group PLC               1.2         Telecommunication Services  5.1
                                             Other                       8.5


                        MANAGERS EMERGING MARKETS EQUITY FUND

TOP TEN HOLDINGS (out of 193 securities)                   INDUSTRY WEIGHTINGS
---------------------------------------                   ----------------------
                              % of Fund                               % of Fund
Yapi ve Kredi Bankasi As        2.9%        Financials                  20.8%
H&CB, ADR*                      2.7         Telecommunication Services  19.5
Reunert, Ltd.                   2.6         Information Technology       5.2
China Mobile (Hong Kong), Ltd.,
  Sponsored ADR                 2.6         Materials	                  13.1
Celular CRT Participacoes SA,
  Preferred                     2.5         Industrials                  9.4
Siderca SAI.C.                  2.5         Consumer Discretionary       8.1
Li & Fung, Ltd.                 2.4         Utilities                    3.8
Sasol, Ltd.                     2.3         Energy                       2.3
Pliva d.d., registered shares,
  GDR*                          2.3         Consumer Staples             2.2
Ausustek Computer, Inc.         2.3         Other                        6.6

*Top Ten Holding at December 31, 2000

-----------------------------------------------------------------------------

                                                          MANAGERS
                    MANAGERS       MSCI                   EMERGING    MSCI
                  INTERNATIONAL    EAFE                    MARKETS     EMF
COUNTRY            EQUITY FUND*    INDEX    COUNTRY     EQUITY FUND*  INDEX
---------------   -------------   -------   ----------- ------------  -------
Japan                19.9%         24.4%    Brazil         11.8%       9.5%
United Kingdom       16.7          21.9     Taiwan         11.1       12.7
France               11.5          11.2     South Korea     9.4       12.1
Germany               9.7           8.8     Hong Kong       8.1        0.0
Netherlands           7.9           5.7     Mexico          7.4       12.2
Canada                6.1           0.0     South Africa    6.8       11.5
Italy                 3.6           4.6     India           5.7        6.9
Switzerland           2.8           6.7     Russia          4.1        2.9
Ireland               2.3           0.7     Turkey          3.7        2.1
Hong Kong             2.1           2.2     Poland          2.9        1.3
Spain                 1.6           3.0     Argentina       2.5        1.6
Australia             1.3           3.2     Croatia         2.3        0.0
United States         1.3           0.0     Hungary         2.2        0.8
South Africa          1.2           0.0     Peru            2.2        0.4
South Korea           1.1           0.0     Chile           2.1        3.6
Sweden                1.0           2.2     Malaysia        2.0        5.7
Singapore             0.9           0.9     Egypt           1.9        0.5
Denmark               0.7           1.0     Israel          1.9        4.5
Brazil                0.5           0.0     Indonesia       1.8        0.8
Belgium               0.3           0.9     Czech Republic  1.8        0.6
Finland               0.3           1.8     Philippines     1.0        0.9
Portugal              0.3           0.5     Thailand        0.7        1.6
Austria               0.1           0.2     China           0.0        6.7
Norway                0.1           0.0     Venezuela       0.0        0.5
New Zealand           0.0           0.1     Colombia        0.0        0.2
Cash                  6.7           0.0     Pakistan        0.0        0.3
                                            Jordan          0.0        0.1
                                            Cash            6.6        0.0

* Percentage of Fund.

                              MANAGERS VALUE FUND
                                 JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
------------------------------------------------------------------
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 17.6%
AT&T Corp., Liberty Media Group*         84,000          1,469,160
Comcast Corp., Special Class A,
 non-voting shares                       27,400          1,189,160
Delphi Automotive Systems Corp.          22,370            356,354
Ford Motor Co.                           13,195	           323,937
Gannett Co., Inc.	                       21,350	         1,406,965
General Motors Corp.                     19,800	         1,274,130
Limited, Inc., The                       17,076	           282,096
RadioShack Corp.                         22,300	           680,150
Staples, Inc.*                           42,200	           674,778
Starwood Hotels & Resorts
 Worldwide, Inc.                         13,020	           485,386
Tricon Global Restaurants, Inc.*         32,000	         1,404,800
Whirlpool Corp.	                       21,300	         1,331,250
                                                       -----------
  TOTAL CONSUMER DISCRETIONARY                          10,878,166
                                                       -----------

CONSUMER STAPLES - 3.6%
Anheuser-Busch Cos., Inc.                18,270	           752,724
Avon Products, Inc.                      12,400	           573,872
Kimberly-Clark Corp.                     10,515	           587,789
Kraft Foods, Inc.*                        9,180	           284,580
                                                        ----------
  TOTAL CONSUMER STAPLES                                 2,198,965
                                                        ----------
ENERGY - 5.4%
Baker Hughes, Inc.                       20,710            693,785
Devon Energy Corp.                       19,600	         1,029,000
Exxon Mobil Corp.	                        9,059	           791,304
Kerr Mcgee Corp.                         12,000	           795,240
                                                        ----------
  TOTAL ENERGY                                           3,309,329
                                                        ----------
FINANCIALS - 25.7%
ACE, Ltd.                                15,340	           599,641
American General Corp.                   11,770	           546,717
Bank of New York Co., Inc., The           7,235	           347,280
Chebb Corp.                              12,500	           967,875
Citigroup, Inc.                          43,518	         2,299,490
FleetBoston Financial Corp.              32,367	         1,276,878
Freddie Mac	                             36,365	         2,545,549
Hartford Financial Services Group, Inc.  10,030	           686,051
J.P. Morgan Chase & Co.	                 42,294	         1,886,312
John Hancock Financial Services, Inc.    22,700	           913,902
Marsh & McLennan Cos., Inc.               8,750	           883,750
MBNA Corp.                               21,365	           703,977
Mellon Financial Corp.                    7,265	           334,190
Morgan Stanley Dean Witter & Co.          5,805	           372,855
T. Rowe Price Group, Inc.                 9,895	           369,974
US Bancorp                               30,125	           686,549
Wells Fargo Co.                          10,529	           488,861
                                                        ----------
  TOTAL FINANCIALS                                      15,909,851
                                                        ----------
HEALTH CARE - 8.9%
American Home Products Corp.             29,540	         1,726,318
Baxter International, Inc.               11,175	           547,575
Becton, Dickinson & Co.                  10,060	           360,047
Bristol-Myers Squibb Co.                 11,995	           627,339
Cigna Corp.	                              5,120	           490,598
Pfizer, Inc.                             20,155	           807,208
Pharmacia Corp.                           7,835	           360,018
Schering-Plough Corp.                    16,200	           587,088
                                                         ---------
  TOTAL HEALTH CARE                                      5,506,191
                                                         ---------
INDUSTRIALS - 14.0%
Canadian National Railway Co.            23,500	           951,750
Cendant Corp.*                           75,400	         1,470,300
Emerson Electronics Co.	                 24,220	         1,465,310
First Data Corp.                         10,000	           642,500
IMS Health, Inc.                         26,300	           749,550
Pitney Bowes, Inc.                       38,300	         1,613,196
Textron, Inc.                            21,500	         1,183,360
United Technologies Corp.                 7,450	           545,787
                                                         ---------
  TOTAL INDUSTRIALS                                      8,621,753
                                                         ---------
INFORMATION TECHNOLOGY - 11.6%
Arrow Electronics, Inc.*                 23,000	           558,670
Avaya, Inc.*                             95,100	         1,302,870
Cadence Design Systems, Inc.*	           26,070	           485,684
Compaq Computer Corp.                    46,400	           718,736
Computer Sciences Corp.*                  8,805	           304,653
Electronic Data Systems Corp.	           21,360	         1,335,000
International Business Machines Corp.    15,915	         1,798,395
LSI Logic Corp.*                         17,580	           330,504
PerkinElmer, Inc.                        12,760	           351,283
                                                         ---------
  TOTAL INFORMATION TECHNOLOGY                           7,185,795
                                                         ---------
MATERIALS - 2.3%
Alcoa, Inc.                               9,050	           356,570
E.I. duPont de Nemours & Co., Inc.       21,950	         1,058,868
                                                         ---------
  TOTAL MATERIALS                                        1,415,438
                                                         ---------
TELECOMMUNICATION SERVICES - 4.9%
SBC Communications, Inc.                 20,650	           827,239
Sprint Corp.                             67,775	         1,447,674
Verizon Communications, Inc.             13,915	           744,453
                                                         ---------
  TOTAL TELECOMMUNICATION SERVICES                       3,019,366
                                                         ---------
UTILITIES - 4.5%
Allegheny Energy, Inc.                    8,420	           406,265
Constellation Energy Group, Inc.         18,730	           797,898
EL Paso Corp.                            13,415	           704,824
Exelon Corp.                              7,455	           478,015
Williams Cos., Inc., The                 12,555	           413,687
                                                         ---------
  TOTAL UTILITIES	                                       2,800,689
                                                         ---------
TOTAL COMMON STOCKS
  (cost $54,887,551)                                    60,845,543
                                                        ----------
OTHER INVESTMENT COMPANIES - 1.5%
J.P. Morgan Institutional Prime
 Money Market Fund, 4.04%1
  (cost $929,081)	                       929,081           929,081
                                                        -----------
TOTAL INVESTMENTS - 100.0%
	(cost $55,816,632)                                61,774,624
OTHER ASSETS, LESS LIABILITIES - 0.0%                       13,740
                                                        ----------
NET ASSETS - 100.0%                                    $61,788,364
                                                       -----------
                                                       -----------

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                        MANAGERS CAPITAL APPRECIATION FUND
                                 JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
---------------------------------------------------------------------
COMMON STOCKS - 87.8%
CONSUMER DISCRETIONARY - 12.2%
Barnes & Noble, Inc.*                     90,500           3,561,175
Charter Communications, Inc.*	            65,600           1,531,760
Home Depot, Inc.                         101,150           4,708,533
Interpublic Group Cos., Inc.             135,700           3,982,795
Kohl's Corp.*                             19,300           1,210,689
Lamar Advertising Co., Class A*           26,800           1,179,200
Target Corp.                              54,700           1,892,620
TJX Cos., Inc.                            73,200           2,332,884
Toys "R" Us, Inc.*                        62,000           1,534,500
Walt Disney Co., The                     165,500           4,781,295
                                                          ----------
  TOTAL CONSUMER DISCRETIONARY                            26,715,451
                                                          ----------
CONSUMER STAPLES - 4.0%
PepsiCo, Inc.                             88,900           3,929,380
Walgreen Co.                             138,500           4,729,775
                                                          ----------
  TOTAL CONSUMER STAPLES                                   8,659,155
                                                          ----------
ENERGY - 3.0%
BJ Services Co.*                          66,800           1,895,784
Grant Prideco, Inc.*                      56,200             982,938
Nabors Industries, Inc.*                  25,500             948,600
Weatherford International, Inc.*          58,100           2,788,800
                                                           ---------
  TOTAL ENERGY                                             6,616,122
                                                           ---------
FINANCIALS - 11.4%
American International Group, Inc.        62,200           5,349,200
Fannie Mae                                44,800           3,814,720
Fifth Third Bancorp                       49,900           2,996,495
Freddie Mac	                              74,600           5,222,000
Goldman Sachs Group, Inc., The            42,700           3,663,660
Morgan Stanley Dean Witter & Co.          60,300           3,873,069
                                                          ----------
  TOTAL FINANCIALS                                        24,919,144
                                                          ----------
HEALTH CARE - 13.8%
Aventis                                   35,600           2,844,084
Celgene Corp.*                            38,400           1,107,840
Community Health Systems, Inc.*           45,400           1,339,300
Elan Corp. PLC, Sponsored ADR*           118,900           7,252,900
Genzyme Corp.*                            34,700           2,116,700
IVAX Corporation*	                        67,200           2,620,800
King Pharmaceuticals, Inc.*               80,450           4,324,188
Medtronic, Inc.                           41,800           1,923,218
Teva Pharmaceutical Ind., Ltd.,
 Sponsored ADR                            45,600           2,840,880
Universal Health Services, Inc., Class B*	38,500           1,751,750
Watson Pharmaceuticals, Inc.*	            35,400           2,182,056
                                                          ----------
  TOTAL HEALTH CARE                                       30,303,716
                                                          ----------
INDUSTRIALS - 15.5%
American Power Conversion Corp.*         293,500           4,622,625
Capstone Turbine Corp.*	                  77,400           1,709,766
Concord EFS, Inc.*                       150,700           7,837,907
Fiserv, Inc.*                             88,900           5,687,822
National Data Corp.                       59,500           1,927,800
Paychex, Inc.                             69,100           2,764,000
Quanta Services, Inc.*                   177,400           3,909,896
Ryanair Holdings PLC*                     10,050             522,098
Tyco International, Ltd.                  92,600           5,046,700
                                                          ----------
  TOTAL INDUSTRIALS                                       34,028,614
                                                          ----------
INFORMATION TECHNOLOGY - 21.7%
ADC Telecommunications, Inc.*	           508,200           3,354,120
Agere Systems, Inc.*                     271,600           2,037,000
Brocade Communications Systems, Inc.*     29,600           1,302,104
Citrix Systems, Inc.*                     38,800           1,354,120
Dell Computer Corp.*                     202,400           5,292,760
EMC Corp.*                                62,000           1,801,100
Extreme Networks, Inc.*	                  23,100             681,450
Internet Security Systems, Inc.*          13,900             674,984
Intuit, Inc.*                            211,700           8,465,882
JDS Uniphase Corp.*                      230,400           2,880,000
Juniper Networks, Inc.*	                  14,900             463,390
L-3 Communications Holdings, Inc.*        20,000           1,526,000
Mercury Interactive Corp.*                10,600             634,940
Microchip Technology, Inc.*              167,500           5,599,524
Micromuse, Inc.*                           6,700             187,533
ONI Systems Corp.*                        21,800             608,220
Openwave Systems, Inc.*	                  40,800           1,415,760
Sanmina Corp.*                            26,000             608,660
Teradyne, Inc.*                           62,700           2,075,370
VeriSign, Inc.*                           23,200           1,392,232
VERITAS Software Corp.*	                  29,100           1,936,023
Zebra Technologies Corp.*                 65,800           3,232,096
                                                          ----------
  TOTAL INFORMATION TECHNOLOGY                            47,523,268
                                                          ----------
MATERIALS - 0.9%
Cabot Corp.	                              31,500           1,134,630
Shaw Group, Inc., The*                    20,400 2           818,040
                                                          ----------
  TOTAL MATERIALS	                                         1,952,670
                                                          ----------
UTILITIES - 5.3%
Calpine Corp.*                            71,000           2,683,800
Dynegy, Inc.                              47,000           2,185,500
Kinder Morgan, Inc.                       46,000           2,311,500
Mirant Corp.*                             60,100           2,067,440
NRG Energy, Inc.*	                       103,500           2,285,280
                                                          ----------
  TOTAL UTILITIES	                                        11,533,520
                                                          ----------
TOTAL COMMON STOCKS
	(cost $192,561,571)                                192,251,660
                                                         -----------
SHORT-TERM INVESTMENTS - 11.9%
OTHER INVESTMENT COMPANIES - 4.9%1
AIM Liquid Asset Portfolio, 4.02% 3	     836,400             836,400
J.P. Morgan Institutional Prime
 Money Market Fund, 4.04%              9,953,915           9,953,915
                                                         -----------
  TOTAL OTHER INVESTMENT COMPANIES                        10,790,315
                                                         -----------
REPURCHASE AGREEMENT - 7.0%
State Street Bank & Trust Co.,   ---------
 dated 06/29/01, due 07/02/01,   PRINCIPAL
 2.76%, total to be received      AMOUNT
 $15,347,691 (secured by         ---------
 $15,255,000 U.S. Government
 Agencies)                           $15,344,162          15,344,162
                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $26,134,477)                                      26,134,477
                                                         -----------
TOTAL INVESTMENTS - 99.7%
  (cost $218,696,048)                                    218,386,137
OTHER ASSETS, LESS LIABILITIES - 0.3%                        639,456
                                                         -----------
NET ASSETS - 100.0%                                     $219,025,593
                                                        ------------
                                                        ------------

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                       MANAGERS SMALL COMPANY FUND
                              June 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
------------------------------------------------------------------
COMMON STOCKS - 94.0%
CONSUMER DISCRETIONARY - 9.1%
Buca, Inc.*	                             13,800	           300,150
Christopher & Banks Corp.*                4,000	           130,400
Concord Camera Corp.*                    13,300	            78,470
Cost Plus, Inc.*                          8,400	           252,000
Emmis Broadcasting Corp., Class A*        5,050	           155,287
Factory 2-U Stores, Inc.*                 1,950	            57,232
Freds, Inc., Class A                      9,688	           249,453
Hispanic Broadcasting Corp.*              5,950	           170,706
HOT Topic, Inc.*                          8,200	           255,020
Insight Enterprises, Inc.*               11,525	           282,363
Michaels Stores, Inc.*                    7,000	           287,000
Pinnacle Systems, Inc.*                   9,200	            55,660
Ruby Tuesday, Inc.                        6,050	           103,455
School Specialty, Inc.*	                  4,700	           121,495
Whitehall Jewellers, Inc.*                7,650	            70,074
                                                         ---------
  TOTAL CONSUMER DISCRETIONARY                           2,568,765
                                                         ---------
CONSUMER STAPLES - 1.8%
Constellation Brands, Inc.*               6,100            250,100
Performance Food Group Co.*               9,500            261,725
                                                         ---------
  TOTAL CONSUMER STAPLES                                   511,825
                                                         ---------
ENERGY - 7.3%
CAL Dive International, Inc.*            12,200            300,120
Chesapeake Energy Corp.*                 17,200            116,960
Devon Energy Corp.                        2,350	           123,375
Evergreen Resources, Inc.*               10,700            406,600
Grant Prideco, Inc.*                      3,350             58,592
Grey Wolf, Inc.*                         43,100	           172,400
Maverick Tube Corp.*                      7,800	           132,210
National-Oilwell, Inc.*                   4,250            113,900
Prima Energy Corp. *                      5,700            137,312
Stone Energy Corp.*                       4,200	           186,060
Tom Brown, Inc.*                          5,200	           124,800
Ultra Petroleum Corp.*                   16,000	            76,800
Weatherford International, Inc.*          1,850	            88,800
                                                         ---------
  TOTAL ENERGY                                           2,037,929
                                                         ---------
FINANCIALS - 5.0%
AmeriCredit Corp.*                       15,500	           805,225
Bankunited Financial Corp.*               7,700	           108,185
Boston Private Financial Holdings, Inc.   9,700            217,280
Southwest Bancorp of Texas*               9,200	           277,932
                                                         ---------
  TOTAL FINANCIALS                                       1,408,622
                                                         ---------
HEALTH CARE - 23.1%
Accredo Health, Inc.*                     9,700	           360,743
AdvancePCS*                               5,700            365,085
AmeriPath, Inc.*                         11,300            331,090
Amsurg Corp., Class A*                   14,500	           428,475
Barr Laboratories, Inc.*                  4,150	           292,202
Charles River Laboratories
  International, Inc.*                    9,700            337,075
Community Health Systems, Inc.*           8,650            255,175
Cubist Pharmaceuticals, Inc.*             6,800	           258,400
D&K Healthcare Resources, Inc.            2,500             85,182
DENTSPLY International, Inc.              5,600            248,360
DIANON Systems, Inc.*                     6,300            286,650
First Consulting Group, Inc.*            11,500             82,800
First Horizon Pharmaceutical Corp.*      12,800            410,880
Genta, Inc.*                              9,600            128,544
Haemonetics Corp.*                        7,650            233,325
Hooper Holmes, Inc.                      11,200            114,800
InterMune, Inc.*                          5,800            206,596
K-V Pharmaceutical Co.*                   3,250             90,188
MAXIMUS, Inc.*                            9,900            396,891
RehabCare Group, Inc.*                    8,100            390,420
Respironics, Inc.*                        8,550            254,448
SICOR, Inc.*                             10,800            249,480
Trimeris, Inc.*                           7,700            385,539
United Surgical Partners*                 5,400            129,600
Urologix, Inc.*                           8,200            150,141
                                                        ----------
  TOTAL HEALTH CARE                                      6,472,089
                                                        ----------
INDUSTRIALS - 16.1%
Actuant Corp.                               380              6,251
Armor Holdings, Inc.*                     9,300            139,500
Benchmark Electronics, Inc.*              9,050            220,458
Bright Horizons Family Solutions, Inc.*   8,800            276,320
C&D Technologies, Inc.                    1,200             37,200
ChoicePoint, Inc.*                        8,250            346,913
Corporate Executive Board Co.*            7,200            302,400
CUNO, Inc.*                               5,650            169,500
F.Y.I., Inc.*                             9,100            373,100
Insituform Technologies, Inc., Class A*  12,950            472,675
Knight Transportation, Inc.*              6,700	           137,685
Lydall, Inc.*                             6,500             78,000
MasTec, Inc.*                             2,950             38,940
Mercury Computer Systems, Inc.*           2,500	           123,750
Mobile Mini, Inc.*                        2,950             97,291
MS Carriers, Inc.*                        2,100             64,491
NCI Building Systems, Inc.*               8,100            147,824
NCO Group, Inc.*                          8,050            248,987
Pentair, Inc.                             6,650            224,770
PLATO Learning, Inc.*                    10,750	           332,712
Profit Recovery Group International*      5,600	            64,176
SkyWest, Inc.                             7,700            215,600
Swift Transportation Co., Inc.*          14,900            286,974
Vicor Corp.*                              6,850            111,655
                                                        ----------
  TOTAL INDUSTRIALS                                      4,517,172
                                                        ----------
INFORMATION TECHNOLOGY - 31.1%
Acxiom Corp.*                            13,100            171,479
Advanced Digital Information, Corp.*     14,400            249,120
Affiliated Computer Services, Inc.,
 Class A*                                 2,350            168,989
Anaren Microwave, Inc.*                   8,400            168,000
AnswerThink Consulting Group, Inc.*       8,200             81,918
APW, Ltd.*                                8,800             89,320
ATMI, Inc.*                               8,050            241,500
Avocent Corp.*                            4,340             98,735
AXT, Inc.*                                9,000            240,300
Centra Software, Inc.*                   23,500            399,265
Credence Systems Corp.*                   2,900             70,296
Dendrite International, Inc.*             5,600             62,160
DMC Stratex Networks, Inc.*               7,950             79,500
Excel Technology, Inc.*                   4,400             97,152
Fair, Isaac and Co., Inc.                 2,775            171,551
FEI Co.*                                  7,550            309,550
I-many, Inc.*                            15,500            209,250
Intercept Group, Inc., The*              11,700            444,600
IntraNet Solutions, Inc.*                16,200            616,410
Keane, Inc.*                              9,600            211,200
Lattice Semiconductor Corp.*              7,200            175,680
Microsemi Corp.*                          4,900            347,900
Opnet Technologies, Inc.*                12,900            230,523
Optimal Robotics Corp.*                   3,700            140,600
Polycom, Inc.*                            7,750            178,948
Progress Software Corp.*                  8,350            135,270
RadiSys Corp.*                            5,700            130,245
Rainbow Technologies, Inc.*              10,100             56,459
Renaissance Learning, Inc.*               9,100            460,369
Richardson Electronics, Ltd.              7,550            105,700
Rogers Corp.*                             7,400            196,100
RSA Security, Inc.*                       4,575            141,596
SkillSoft Corp.*                          7,100	 	     243,175
SPSS, Inc.*                               6,000             94,860
Stanford Microdevices, Inc.*             22,400            352,576

The accompanying notes are an integral part of these financial statements.

                       MANAGERS SMALL COMPANY FUND
                              June 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
------------------------------------------------------------------

INFORMATION TECHNOLOGY (continued)
Stratos Lightwave, Inc.*                 14,600            189,800
Symantec Corp.*                           3,800            166,022
Talx Corp.                                6,900            255,595
Tekelec*                                  9,350            253,385
TriQuint Semiconductor, Inc.*             2,400             54,000
TriZetto Group, Inc.*                    18,900            174,825
Ultratech Stepper, Inc.*                 11,800            302,670
Veeco Instruments, Inc.*                  2,800            111,300
WJ Communications, Inc.*                 10,100             46,965
                                                         ---------
  TOTAL INFORMATION TECHNOLOGY                           8,724,858
                                                         ---------
MATERIALS - 0.5%
Shaw Group, Inc., The*                    3,650            146,365
                                                         ---------
TOTAL COMMON STOCKS
  (cost $24,278,334)                                    26,387,625
                                                        ----------
SHORT-TERM INVESTMENTS - 7.1%
OTHER INVESTMENT COMPANIES - 4.3%
J.P. Morgan Institutional Prime
 Money Market Fund, 4.04% 1           1,218,129          1,218,129
                                                        ----------
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co.,         ---------
 dated 06/29/01, due 07/02/01,         PRINCIPAL
 2.76%, total to be received            AMOUNT
 $774,238 (secured by $775,000         ---------
 U.S. Government Agencies)	         $774,060            774,060
                                                         ---------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,992,189)                                      1,992,189
                                                         ---------
TOTAL INVESTMENTS - 101.1%
  (cost $26,270,523)                                    28,379,814
OTHER ASSETS, LESS LIABILITIES - (1.1%)                   (301,733)
                                                        ----------
NET ASSETS - 100.0%                                    $28,078,081
                                                       -----------
                                                       -----------

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements

                         MANAGERS SPECIAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------
COMMON STOCKS - 89.5%
CONSUMER DISCRETIONARY - 16.4%
Aaron Rents, Inc., Class B               687,300         11,684,100
Adelphia Communications Corp., Class A*  348,900 2       14,304,900
American Classic Voyages Co.*            200,000 2          596,000
AnnTaylor Stores Corp.*                  128,000          4,582,400
APAC Customer Services, Inc.*            110,000            348,700
Applebee's International, Inc.           172,500          5,520,000
Argosy Gaming Co.*                       101,900          2,828,744
Beasley Broadcast Group, Inc.*           210,000          3,570,000
Benihana, Inc., Class A*                 265,100          3,512,575
Big Lots, Inc.*                          365,252          4,996,647
California Pizza Kitchen, Inc.*          189,600          4,408,200
CEC Entertainment, Inc.*                 182,700          9,016,245
Championship Auto Racing Teams, Inc.*    336,800          5,388,800
Charming Shoppes*                        386,000          2,316,000
Cost Plus, Inc.*                          93,500          2,805,000
Cox Radio, Inc., Class A*                318,600          8,873,010
Crown Media Holdings, Inc., Class A*     323,400          5,999,070
DR Horton, Inc.                          159,100          3,611,570
Duckwall-ALCO Stores, Inc.*              224,200          1,782,390
Emmis Broadcasting Corp., Class A*     1,104,200         33,954,150
Freds, Inc., Class A                     157,038          4,043,716
Furniture Brands International, Inc.*    144,600          4,048,800
Gaylord Entertainment Co., Class A       226,233          6,515,510
Getty Images, Inc.*                      127,600 2        3,350,776
Harman International Industries, Inc.     21,200            807,508
Helen of Troy, Ltd.*                     505,700          4,470,388
Houghton Mifflin Co.                      66,400          3,979,352
IMPCO Technologies, Inc.*                107,100 2        3,785,985
Insight Communications Co., Inc.,
Class A*                                 578,900         14,472,500
International Speedway Corp.             136,800          5,745,600
Isle Capri Casinos, Inc.*                585,500 2        5,503,700
Jack in the Box, Inc.*                   146,800          3,831,480
Jakks Pacific, Inc.*                     127,200          2,378,640
John Wiley & Sons, Inc.                  321,800 2        7,610,570
Journal Register Co.*                    488,100          7,858,410
Krispy Kreme Doughnuts, Inc.*            393,300 2       15,732,000
Lamar Advertising Co., Class A*          173,900          7,651,600
Linens 'n Things, Inc.*                   96,200          2,628,184
Mediacom Communications Corp.*           493,700          8,718,742
Men's Wearhouse, Inc., The*              121,200          3,345,120
Michaels Stores, Inc.*                   129,800          5,321,800
Midway Games, Inc.*                      187,100          3,461,350
Monaco Coach Corp.*                      198,600          6,593,520
O'Charley's, Inc.*                       324,000          6,279,120
P.F. Chang's China Bistro, Inc.*         142,800 2        5,412,120
Pathmark Stores, Inc.*                   366,500          9,015,900
Pier 1 Imports, Inc.                     280,400          3,224,600
Pinnacle Entertainment, Inc.*            481,400          3,538,290
Polaris Industries, Inc.                 117,500          5,381,500
Pomeroy Computer Resources, Inc.*        199,500          2,515,695
Professional Detailing, Inc.*            125,000         11,500,000
Regent Communications, Inc.*             106,500          1,276,935
Ross Stores, Inc.                        390,000          9,340,500
Ruby Tuesday, Inc.                       686,600         11,740,860
Saga Communications, Inc., Class A*      487,225         11,566,721
Saks, Inc.*	                           1,023,000          9,820,800
Salem Communications Corp. Class A*      525,300         11,493,564
School Specialty, Inc.*                  198,500          5,131,225
SITEL Corp.*                              86,500            138,400
Station Casinos, Inc.*                   530,750 2        8,492,000
TJX Cos., Inc.                            80,000          2,549,600
Tweeter Home Entertainment Group, Inc.*  121,100 2        4,274,830
United Rentals, Inc.*                    241,300          6,261,735
Wellman, Inc.                            185,800          3,325,820
                                                         ----------
  TOTAL CONSUMER DISCRETIONARY                          394,233,967
                                                        -----------
CONSUMER STAPLES - 1.4%
Del Monte Foods Co.*                     448,200          3,755,916
Delta and Pine Land Co.                  363,900          7,150,635
Duane Reade, Inc.*                       289,200          9,399,000
Hain Celestial Group, Inc.*              226,600          4,985,200
Whole Foods Market, Inc.*                279,000          7,560,900
                                                        -----------
  TOTAL CONSUMER STAPLES                                 32,851,651
                                                        -----------
ENERGY - 2.4%
Atwood Oceanics, Inc.*                    77,200          2,709,720
Berry Petroleum Co., Class A             530,400          7,690,800
Cabot Oil & Gas Corp.                      4,000             97,600
Chiles Offshore, Inc.*                   126,500          2,245,375
Comstock Resources, Inc.*                247,400          2,535,850
Hanover Compressor Co.*                   79,700          2,637,273
Houston Exploration Co., The*            146,500          4,578,125
Key Energy Services, Inc.*               345,500          3,745,220
Newfield Exploration Co.*                 81,100          2,600,066
Pogo Producing Co.                       484,200         11,620,800
Remington Oil & Gas Corp.*               178,600          3,393,400
Syntroleum Corp.*                        257,600          2,341,584
Tidewater, Inc.                           70,100          2,642,770
Tosco Corp.                               75,000          3,303,750
Vintage Petroleum, Inc.                  311,500          5,825,050
                                                        -----------
	TOTAL ENERGY                                       57,967,383
                                                        -----------
FINANCIALS - 10.5%
Alabama National BanCorp.                 64,400          2,089,780
Alexandria Real Estate Equities, Inc.    142,700          5,679,460
Allied Capital Corp.                     752,265         17,414,935
AMB Property Corp.                       151,000          3,889,760
American Physicians Capital, Inc.*       158,600          3,092,700
Andover Bancorp, Inc.                    156,600          7,869,150
Banner Corp.                             210,540          4,631,880
Brandywine Realty Trust	                 204,200          4,584,290
Cadiz, Inc.*                             661,500          6,615,000
Cash America International, Inc.         704,700          5,989,950
Charter One Financial, Inc.              206,755          6,595,484
Chateau Communities, Inc.                322,029         10,111,711
Chittenden Corp.                         317,200         10,673,780
Delphi Financial Group, Inc.             130,800          5,035,800
Downey Financial Corp.                   278,580         13,165,691
East West Bancorp, Inc.	                 127,900          3,453,300
Equity Inns, Inc.	                       600,200          5,881,960
First Industrial Realty Trust, Inc.	     237,400          7,630,036
FleetBoston Financial Corp.               72,758          2,870,303
Golden State Bancorp, Inc.               200,200          6,166,160
Harbor Florida Bancshares, Inc.          224,900          4,306,835
HCC Insurance Holdings, Inc.             162,300          3,976,350
Heller Financial, Inc.                   196,300          7,852,000
Hibernia Corp.                           866,500         15,423,700
Hilb, Rogal & Hamilton Co.               169,000          7,393,750
National Western Life Insurance Co.,
  Class A*	                              12,000          1,307,880
Old Republic International Corp.         294,200          8,531,800
Penn Treaty American Corp.*              215,900            708,152
People's Bank                             48,200          1,123,542
Pinnacle Holdings, Inc.*                 465,700          2,798,857
Post Properties, Inc.                    129,100          4,886,435
Raymond James Financial, Inc.            139,600          4,271,760
Reinsurance Group of America             152,200          5,768,380

The accompanying notes are an integral part of these financial statements.

                         MANAGERS SPECIAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

FINANCIALS (continued)
Riverview Bancorp, Inc.                  100,000          1,042,000
Seacoast Financial Services Corp.        327,500          5,321,875
Selective Insurance Group, Inc.          125,635          3,351,942
St. Joe Co., The                         111,500          2,998,235
StanCorp Financial Group, Inc.            47,700          2,260,503
Sterling Financial Corp.*                196,020          2,940,300
Summit Properties, Inc.                  154,200          4,137,186
Sun Communities, Inc.                    213,400          7,543,690
Timberland Bancorp, Inc.                  95,400          1,435,770
Trenwick Group, Ltd.                     174,200          3,992,664
US Bancorp                               129,719          2,956,296
Washington Mutual, Inc.                   50,625          1,900,969
Waypoint Financial Corp.                 215,500          2,693,750
Webster Financial Corp.	                 279,800          9,171,844
                                                        -----------
  TOTAL FINANCIALS                                      253,537,595
                                                        -----------
HEALTH CARE - 12.2%
1-800 CONTACTS, Inc.*                    143,000          3,544,970
AdvancePCS*	                              61,200          3,919,860
Albany Molecular Research, Inc.*         283,000         10,756,830
American Healthways, Inc.*                53,900          2,076,228
Applers Corporation - Celera
 Genomics Group*                          61,200          2,427,192
Arena Pharmaceuticals, Inc.*             225,600 2        6,878,544
ArQule, Inc.*                            110,800 2        2,399,928
Arthrocare Corp.*                        488,800 2       12,782,120
Biosite Diagnostics, Inc.*               169,800          7,607,040
Cardinal Health, Inc.                    164,842         11,374,098
CIMA Labs, Inc.*                         197,200         15,480,200
Community Health Systems, Inc.*          272,700          8,044,650
CuraGen Corp.*                            66,700          2,427,880
Cytyc Corp.*                             447,300         10,310,265
Exelixis, Inc.*                          116,800          2,215,696
First Consulting Group, Inc.*	           348,000          2,505,600
Gene Logic, Inc.*	                       735,300         16,029,540
Harvard Bioscience, Inc.*                292,700          3,228,481
HEALTHSOUTH Corp.*                     1,598,700         25,531,239
Impath, Inc.*                            193,100          8,554,330
Inhale Therapeutic Systems, Inc.*        207,000 2        4,761,000
Invacare Corp.                            93,700          3,619,631
Invitrogen Corp.*                        138,700          9,958,660
Medicis Pharmaceutical Corp.*	           150,900          7,997,700
Molecular Devices Corp.*                 180,800          3,625,040
Myriad Genetics, Inc.*                   145,200          9,194,049
National Dentex Corp.*                   113,100          2,397,720
Noven Pharmaceuticals, Inc.*             257,100         10,078,320
OrthAlliance, Inc., Class A*             424,700 2        1,380,275
Orthodontic Centers of America, Inc.*    466,100 2       14,164,779
Owens & Minor, Inc. Holding Co.          213,300          4,052,700
Prime Medical Services, Inc.*            313,300          1,412,983
Priority Healthcare Corp., Class B*      229,122          6,479,570
Province Healthcare Co.*                 183,900          6,489,831
Quidel Corp.*                             88,800            409,368
Renal Care Group, Inc.*	                 369,725 2       12,160,255
Rightchoice Managed Care, Inc.*           82,800          3,676,320
SurModics, Inc.*                         111,200          6,538,560
Techne Corp.*                             36,900          1,199,250
Triad Hospitals, Inc.*                   711,564         20,969,791
Universal Health Services, Inc., Class B*120,000          5,460,000
                                                       ------------
  TOTAL HEALTH CARE                                     294,120,493
                                                       ------------
INDUSTRIALS - 21.0%
AAR Corp.                                259,200          4,432,320
ABM Industries, Inc.                     334,500         12,460,125
Aeroflex Inc.*                           215,850          2,266,425
AHL Services, Inc.*                      543,600          4,348,800
Airborne, Inc.                           418,200          4,846,938
Albany International Corp.*              210,800          3,984,120
Allied Waste Industries, Inc.*           701,425         13,102,619
Artesyn Technologies, Inc.*              178,400          2,301,360
Axsys Technologies, Inc.*                464,800          5,517,176
Baker, Michael Corp.*                    280,500          3,884,925
Belden, Inc.                             164,500          4,400,375
C&D Technologies, Inc.                   604,800         18,748,800
Capital Environmental Resource, Inc. *   193,900            484,750
Career Education Corp.*                   26,400          1,581,360
Casella Waste Systems Inc., Class A*     759,450          9,493,125
Central Parking Corp.                    332,000          6,208,400
Chemed Corp.                             194,700          7,036,458
CNF Transportation, Inc.                  68,100          1,923,825
Cognex Corp.*                            134,500          4,552,825
Corporate Executive Board Co.*            94,000          3,948,000
CoStar Group, Inc.*                      246,900          6,493,470
CSG Systems International, Inc.*         205,200         11,901,600
Dal-Tile International, Inc.*            219,100          4,064,305
DiamondCluster International, Inc.*      125,400          1,596,342
eFunds Corp.*                            274,700          5,109,420
EGL, Inc.*                               163,500          2,854,710
Electro Rent Corp.*                      103,900          1,694,609
Encompass Services Corp.*                965,122          8,637,842
F.Y.I., Inc.*                            349,000         14,309,000
Florida East Coast Industries, Inc.	      25,760            909,328
IDEX Corp.                               109,200          3,712,800
IMS Health, Inc.                       1,039,600         29,628,600
Infocrossing, Inc.*                       79,900            425,867
Interpool, Inc.                          341,000          5,353,700
Iron Mountain, Inc.*                     437,860 2       19,633,642
ITT Educational Services, Inc.*          746,800         33,606,000
ITT Industries, Inc.                     151,900          6,721,575
JLG Industries, Inc.                     388,600          4,799,210
Kennametal, Inc.                         160,100          5,907,690
Landstar System, Inc.*                    54,700          3,720,694
Littelfuse, Inc.*	                       258,000 2        6,911,820
Lydall, Inc.*                            234,000          2,808,000
Manpower, Inc.                            46,500          1,390,350
MedQuist, Inc.*                           59,648          1,770,353
Mettler-Toledo International, Inc.*	     218,200          9,437,150
Mobile Mini, Inc.*                       441,200         14,550,776
Moore Corporation Ltd.                   602,900          3,267,718
MSC Industrial Direct Co., Class A*	     304,200          5,293,080
National Processing, Inc.*               299,700          8,391,600
NCO Group, Inc.*                         477,800         14,778,354
Oshkosh Truck Corp.                      137,100          6,066,675
Paxar Corp.*                             327,900          4,721,760
Pemstar, Inc.*                           204,200          2,997,656
Pittston Brink's Group                   729,641         16,263,698
PLATO Learning, Inc.*                     65,700          2,033,415
Power-One, Inc.*                         242,000          4,026,880
Rayovac Corp.*                           263,300          5,608,290
Reliance Steel & Aluminum Co.	           138,700          3,502,175
Republic Services, Inc.*                 404,800          8,035,280
Reynolds & Reynolds Co., Class A, The    150,000          3,292,500
Sea Containers, Ltd., Class A	           137,000          2,564,640
Sea Containers, Ltd., Class B	            13,890            256,270
Sensormatic Electronics Corp.*           447,300          7,604,100
Sequa Corp., Class A*                     99,600          4,531,800
Sequa Corp., Class B*                     38,300          2,250,125
SPS Technologies, Inc.*	                  53,600          2,540,640
TeleTech Holdings, Inc.*                 460,500 2        4,139,895
Thomas & Betts Corp.                     552,400         12,191,468
United Parcel Service, Inc., Class B      58,720          3,394,016
United Stationers, Inc.*                 153,800          4,853,928
URS Corp.*                               208,800          5,637,600
Viad Corp.                               150,100          3,962,640
Volt Information Sciences, Inc.*          69,350          1,213,625

The accompanying notes are an integral part of these financial statements.

                         MANAGERS SPECIAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

INDUSTRIALS (continued)
Waste Connections, Inc.*                241,400	2         7,628,240
Waste Holdings, Inc.*                   447,100	2         3,397,960
Watsco, Inc.                            374,500           5,280,450
Werner Enterprises, Inc.                284,200           6,891,850
Xtra Corp.*                             322,100          15,976,160
                                                        -----------
  TOTAL INDUSTRIALS                                     506,066,067
                                                        -----------
INFORMATION TECHNOLOGY - 22.0%
ACT Manufacturing, Inc.*                281,500           3,079,610
Actuate Software Corp.*                 544,700           5,201,885
Adept Technology, Inc.*                 270,400	2         2,676,960
Advanced Digital Information, Corp.*    148,360           2,566,628
Advent Software, Inc.*                  142,400	          9,042,400
Alpha Industries, Inc.*	                811,500	         23,979,825
American Management Systems, Inc.*      404,800	          9,553,280
Anaren Microwave, Inc.*               1,011,700	2        20,234,000
Applied Micro Circuits Corp.*	          209,222	          3,598,618
APW, Ltd.*                              387,400	          3,932,110
ASM International N.V.*	                293,800	          5,831,930
Aspen Technology, Inc.*	                181,900	          4,401,980
ATMI, Inc.*	                            137,500	2         4,125,000
Cabletron Systems, Inc.*                805,000	         18,394,250
California Amplifier, Inc.*             367,000	2         1,486,350
Caminus Corp.*                          182,000	2         4,908,540
Cerner Corp.*                           247,300	         10,386,600
Checkpoint Systems, Inc.*               359,900	          6,406,220
Conexant Systems, Inc.*	                419,000	          3,750,050
Cymer, Inc.*                            168,000	          4,248,720
Digital Lightwave, Inc.*                258,800	2         9,565,248
Documentum, Inc.*	                      348,700	          4,505,204
DuPont Photomasks, Inc.*                307,500	         14,836,875
Eclipsys Corp.*                         221,900	2         5,325,600
Elantec Semiconductor, Inc.*            286,000	          9,663,940
Embarcadero Technologies, Inc.*         191,600	2         4,274,596
Exar Corp.*	                            209,500	          4,139,720
Extreme Networks, Inc.*	                258,900	          7,637,550
Fairchild Semiconductor
 International Corp., Class A*          370,100	          8,512,300
FEI Co.*                                171,600	          7,035,600
Forrester Research, Inc.*                31,300	            707,067
Homestore.Com, Inc.*                    277,900	2         9,715,384
Informatica Corp.*                      347,500	          6,032,600
IntraNet Solutions, Inc.*               133,300	2         5,072,065
Keithley Instruments, Inc.              153,100	          3,261,030
KEMET Corp.*                            141,800	          2,809,058
Lightpath Technologies, Inc.*           298,200	          2,653,980
LSI Industries, Inc.                    134,200           3,138,938
LTX Corp.*                              200,900	          5,135,004
Manhattan Associates, Inc.*             153,200	          6,089,700
Manugistics Group, Inc.*                400,000	2        10,040,000
Mapinfo Corp.*                          220,700	          4,855,400
Matrixone, Inc.*                        183,700	2         4,260,003
MDSI Mobile Solutions, Inc.*             86,800	            383,656
Mercury Interactive Corp.*              139,900	          8,380,010
Micrel, Inc.*                           235,400	          7,768,200
Micromuse, Inc.*                        248,800	          6,963,912
Microsemi Corp.*                        176,100	         12,503,100
Mitel Corp.*                            657,500	          6,699,925
Mocrotune, Inc.*                        183,200	          4,030,400
Netopia, Inc.*                          270,100	          1,658,414
New Focus, Inc.*                        139,900	2         1,154,175
Newport Corp.                           197,500	2         5,233,750
Parametric Technology Corp.*          1,100,200	         15,391,798
Park Electrochemical Corp.               97,000	          2,560,800
PC-Tel, Inc.*                           206,300	          1,900,023
Pixelworks, Inc.*                       212,100	          7,580,454
Polycom, Inc.*                          371,000	          8,566,390
Powerwave Technologies, Inc.*           678,500	          9,838,250
Precise Software Solutions, Ltd.*       189,400	          5,814,580
Presstek, Inc.*                          73,800	            885,600
PRI Automation, Inc.*                   269,900	2         4,999,898
Primus Knowledge Solutions, Inc.*       276,900	2         1,658,631
Puma Technology, Inc.*                  667,800	          2,003,400
Quest Software, Inc.*                   208,400	2         7,867,100
RadiSys Corp.*                          135,400	          3,093,890
Rational Software Corp.*                113,000	          3,169,650
RF Micro Devices, Inc.*	                296,700	          8,001,999
Rogers Corp.*                           153,400	          4,065,100
RSA Security, Inc.*                     170,900	          5,289,355
Sanchez Computer Associates, Inc.*      538,400	          7,133,800
Sapient Corp.*                          140,800	          1,372,800
SBA Communcations Corp.*                278,100	          6,882,975
Silicon Storage Technology, Inc.*       462,800	          4,688,164
Simplex Solutions, Inc.*                141,800	          3,360,660
Sipex Corp.*                            133,700	          1,554,931
SmartForce PLC, Sponsored ADR*          385,900	         13,595,257
Spectrasite Holdings, Inc.*             665,900	2         4,821,116
Stanford Microdevices, Inc.*            241,400	          3,799,636
Stratos Lightwave, Inc.*                 96,000	          1,248,000
Synopsys, Inc.*                         215,000	         10,403,850
Take-Two Interactive Software, Inc.*    324,800	2         6,025,040
Teledyne Technologies, Inc.*             10,219	            155,329
Therma-Wave, Inc.*                      234,700	          4,475,729
Tollgrade Communications, Inc.*         203,200	          5,791,200
TranSwitch Corp.*	                      220,900	          2,429,900
TriQuint Semiconductor, Inc.*	          221,100	          4,974,750
Visual Networks, Inc.*                   55,700	            449,466
ZYGO Corp.*                             538,800	         11,988,300
                                                        -----------
  TOTAL INFORMATION TECHNOLOGY                          529,685,181
                                                        -----------
MATERIALS - 0.3%
Agrium, Inc.                            441,400	          4,414,000
Allegheny Technologies, Inc.             35,769	            647,061
Intertape Polymer Group, Inc.	          139,100	          1,890,369
U.S. Aggregates, Inc.                   407,500	            550,125
                                                        -----------
  TOTAL MATERIALS                                         7,501,555
                                                        -----------
TELECOMMUNICATION SERVICES - 2.6%
American Tower Corp., Class A*          217,500	          4,495,725
Commonwealth Telephone
  Enterprises, Inc.*                    193,300	          8,166,925
Dobson Communications Corp.*            772,200	         13,166,010
General Communication, Inc., Class A*   400,000	          4,840,000
NTELOS, Inc.*                           279,900	          8,413,794
Price Communications Corp.*             483,340	          9,758,635
Rural Cellular Corp., Class A*          301,000	         13,635,300
                                                        -----------
  TOTAL TELECOMMUNICATION SERVICES                       62,476,389
                                                        -----------
UTILITIES - 0.7%
Atmos Energy Corp.                      110,000	          2,690,600
El Paso Electric Co.*                   808,900	         12,934,311
                                                        -----------
  TOTAL UTILITIES	                                       15,624,911
                                                        -----------
TOTAL COMMON STOCKS
  (cost $1,853,137,129)	                              2,154,065,192
                                                     --------------
SHORT-TERM INVESTMENTS - 13.4%
OTHER INVESTMENT COMPANIES - 8.8%1
AIM Liquid Asset Portfolio, 4.02%	 42,236,825	         42,236,825
Calvert Cash Reserves
 Institutional Prime Fund, 4.03%      5,510,641	          5,510,641
CitiFunds Institutional
 Liquid Reserves, 4.09%	              3,472,482	          3,472,482
Harris Insight Money
 Market Fund, 4.15%                  37,921,893	         37,921,893

The accompanying notes are an integral part of these financial statements.

                         MANAGERS SPECIAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

OTHER INVESTMENT COMPANIES (continued)
J.P. Morgan Institutional Prime
 Money Market Fund, 4.04%              70,768,395        70,768,395
Navigator Securities Lending
 Prime Portfolio, 4.21%3               51,008,046        51,008,046
                                                       ------------
  TOTAL OTHER INVESTMENT COMPANIES                      210,918,282
                                                       ------------
                                       -----------
                                        PRINCIPAL
COMMERCIAL PAPER - 2.9%                  AMOUNT
Clipper Receivables Corp.,             -----------
  3.69%, 07/11/01	                    $70,000,000        69,928,250
U.S. TREASURY SECURITIES - 0.3%
U.S. Treasury Notes
 6.625%, 04/30/023                        900,109           900,109
U.S. Treasury Bonds
 3.625-12.000%
 08/15/13-02/15/293                     7,292,720         7,292,720
                                                        -----------
TOTAL U.S. TREASURY SECURITIES                            8,192,829
                                                        -----------
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co.,
 dated 06/29/01, due 07/02/01,
 2.76%, total to be received
 $34,229,410 (secured by
 $34,560,000 U.S. Government
 Agencies)                              34,221,539        34,221,539
                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $323,260,900)                                    323,260,900
                                                         -----------
TOTAL INVESTMENTS - 102.9%
  (cost $2,176,398,029)                                2,477,326,092
OTHER ASSETS, LESS LIABILITIES - (2.9%)                  (70,647,768)
                                                       -------------
NET ASSETS - 100.0%                                   $2,406,678,324
                                                       -------------
                                                       -------------

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                         MANAGERS INTERNATIONAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

COMMON STOCKS - 91.5%
CONSUMER DISCRETIONARY - 11.9%
Arcadia Group PLC (United Kingdom)*     471,000	          1,897,065
CanWest Global Communications Corp.
 (Canada)                                38,900             362,701
Carlton Communications PLC
 (United Kingdom)	                      263,557	          1,247,122
Club Mediterranee SA (France)	           24,634	          1,360,076
Electrolux AB, Series B (Sweden)        151,900	          2,102,543
EMI Group PLC (United Kingdom)          191,923	          1,086,546
Great Universal Stores PLC
 (United Kingdom)                       614,930           5,269,646
Holding di Partecipazioni
 Industriali SpA (Italy)                257,100             984,815
Karstadtquelle AG (Germany)             181,498	          5,378,751
Lagardere S.C.A. (France)                55,300	          2,605,637
Lawson, Inc. (Japan)                     67,000	          2,471,333
LVMH Moet Hennessy
 Louis Vuitton (France)	                 40,800	          2,057,269
Matsushita Electric Ind. (Japan)        106,000	          1,659,145
Metro AG (Germany)                       77,900	          2,912,641
Michelin, Class B,
 registered shares (France)              45,070	          1,427,331
Nissan Motor Co., Ltd. (Japan)          567,000	          3,914,578
Pearson PLC
 (United Kingdom)	                      170,000	          2,805,897
Pirelli SpA (Italy)                   1,444,500	          4,027,424
Promotora de Informaciones
 SA (Spain)*                            161,400	          1,723,408
Prosiebensati Medi (Germany)             75,863	          1,100,646
Reuters Group PLC
 (United Kingdom)	                      286,401	          3,722,815
Sekisui Chemical Co., Ltd.
 (Japan)                                230,000	            951,648
Sony Corp. (Japan)                       85,300	          5,608,692
Thompson Corp., The (Canada)             46,100	          1,555,298
Toyota Motor Corp. (Japan)               37,100	          1,305,982
Vendex KBB NV (Netherlands)             267,400	          3,399,121
Wolters Kluwer NV (Netherlands)          81,700	          2,198,263
World Co., Ltd. (Japan)                  49,000	          1,571,646
Yamada Denki Co., Ltd. (Japan)           11,200	            916,045
                                                         ----------
  TOTAL CONSUMER DISCRETIONARY                           67,624,084
                                                         ----------
CONSUMER STAPLES - 9.5%
Cadbury Schweppes PLC
 (United Kingdom)                       360,386	          2,433,613
Delhaize Le Lion,
 Sponsored ADR (Belgium)                 26,500	          1,568,651
Diageo PLC (United Kingdom)             653,076	          7,173,870
Groupe Danone (France)                   29,400	          4,038,725
Heineken NV (Netherlands)                70,337	          2,839,085
ITO EN, Ltd. (Japan)                      8,300	            524,449
Kao Corp. (Japan)	                      228,000	          5,667,549
Kirin Beverage Corp. (Japan)             19,000	            403,737
Koninklijke Ahold NV (Netherlands)      242,140	          7,592,455
Koninklijke Wessanen NV (Netherlands)   313,800	          3,217,750
Nissin Food Products Co., Ltd. (Japan)   24,000	            500,361
Nutreco Holding NV (Netherlands)         45,792	          1,963,605
Parmalat Finanziaria SpA (Italy)      2,189,616	          5,845,107
Pernod-Ricard SA (France)                11,100	            778,874
Remy Cointreau SA (France)               12,500	            360,166
Tesco PLC (United Kingdom)            1,399,500	          5,055,399
Unilever NV (Netherlands)                63,700	          3,821,964
                                                        -----------
  TOTAL CONSUMER STAPLES                                 53,785,360
                                                        -----------
ENERGY - 7.0%
Alberta Energy Co., Ltd. (Canada)        14,700	            605,397
BP Amoco PLC (United Kingdom)           520,300	          4,282,855
CNOOC, Ltd. (Hong Kong)*              3,109,000	          2,969,570
Coflexip Stena Offshore (France)          7,100	          1,028,889
Coflexip Stena Offshore,
 Sponsored ADR (France)                  13,500	            918,000
ENI SpA (Italy)                         311,700	          3,803,761
Nexen, Inc. (Canada)                     42,900	          1,077,023
OMV AG (Austria)                          9,900	            830,585
Precision Drilling Corp. (Canada)*      174,300	          5,445,132
Shell Transport & Trading Co.,
 registered shares (United Kingdom)     543,587	          4,524,303
Talisman Energy, Inc. (Canada)          215,400	          8,196,725
Total Fina SA (France)                   42,939	          6,018,682
                                                       ------------
  TOTAL ENERGY                                           39,700,922
                                                       ------------
FINANCIALS - 17.7%
ABN Amro Holdings NV (Netherlands)      249,700	          4,695,585
ACOM CO., Ltd. (Japan)                   13,100	          1,156,531
Alleanza Assicurazioni (Italy)          125,880	          1,329,195
Allianz AG, (Vinkuliert) (Germany)       30,115	          8,798,347
Axa (France)                            107,040	          3,052,426
Baloise Holding, Ltd. (Switzerland)       2,800	          2,743,112
Bank of Ireland (Ireland)               352,800	          3,498,069
Banque Nationale de Paris (France)       31,200	          2,718,076
Bayerische Vereinsbank AG (Germany)     132,300	          6,547,668
Daiwa Securities Co., Ltd. (Japan)      151,000	          1,580,106
HSBC Holdings PLC (United Kingdom)      415,383	          4,928,489
Hutchison Whampoa, Ltd. (Hong Kong)	     92,000	            928,870
ING Groep NV (Netherlands)               63,100	          4,128,199
Istituto Bancario San Paolo
 di Torino (Italy)                      159,200	          2,042,598
Manulife Financial Corp. (Canada)       103,900	          2,899,423
Mediobanca SpA (Italy)                  173,300	          1,853,412
Mitsubishi Estate Co., Ltd. (Japan)	    278,000	          2,556,860
Mitsui Fudosan Co., Ltd.(Japan)         648,000	          6,983,498
Mizuho Holdings, Inc. (Japan)               484	          2,250,982
Munchener Rueckvericherungs-
 Gesellschaft, registered shares
 (Germany)                                9,041	          2,522,262
Nikko Securities Co., Ltd., The (Japan) 568,000	          4,550,012
Nomura Securities Co., Ltd., The (Japan)112,000             146,420
Orix Corp., Ltd. (Japan)                 22,960	          2,233,219
Oversea-Chinese Banking Corp.,
 Ltd. (Singapore)	                      285,300	          1,863,375
Royal & Sun Alliance Insurance
 Group PLC (United Kingdom)             511,171	          3,851,369
Sumitomo Mitsui Banking
 Corp. (Japan)                          598,000	          4,938,978
Sumitomo Trust and Banking
 Co. (Japan)                            313,000	          1,970,211
Takefuji Corp. (Japan)                   75,700	          6,877,404
United Overseas Bank, Ltd. (Singapore)  476,608	          3,008,228
Zurich Financial Services
 AG (Switzerland)                         5,195	          1,772,633
                                                        -----------
  TOTAL FINANCIALS                                      100,425,557
                                                        -----------
HEALTH CARE - 7.8%
Aventis SA (France)                      29,949	          2,393,360
Chugai Pharmaceutical Co., Ltd. (Japan)  80,000	          1,216,902
Daiichi Pharmaceutical Co., Ltd. (Japan)205,000	          4,742,402
Elan Corp. PLC (Ireland)*               145,300	          8,917,104
GlaxoSmithKline PLC (United Kingdom)    215,401	          6,066,984

The accompanying notes are an integral part of these financial statements.

                       MANAGERS INTERNATIONAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

HEALTH CARE (continued)
Japan Medical Dynamic Marketing,
 Inc. (Japan)                            34,080	          1,183,276
Novartis AG (Switzerland)                46,960	          1,700,389
Novo Nordisk A/S (Denmark)               51,000	          2,258,024
QLT, Inc. (Canada)*                      26,900	            531,761
Roche Holdings AG (Switzerland)          77,251	          5,568,608
Sankyo Co., Ltd. (Japan)                 82,000	          1,479,432
Schering AG (Germany)                    47,979	          2,520,907
Serono SA (Switzerland)                     700	            694,740
Yamanouchi Pharmaceutical Co.,
 Ltd. (Japan)                           186,000	          5,220,111
                                                       ------------
  TOTAL HEALTH CARE                                      44,494,000
                                                       ------------
INDUSTRIALS - 10.0%
ABB, Ltd. (Switzerland)                  84,788	          1,283,737
Alstom (France)                          67,700	          1,885,255
Asahi Glass Co., Ltd (Japan)            213,800	          1,776,095
BAA PLC (United Kingdom)                130,900	          1,216,687
British Aerospace PLC (United Kingdom)  435,504	          2,088,356
Canadian National Railway Co. (Canada)   97,800	          3,960,900
Compagnie De Saint-Gobain (France)       19,143	          2,603,748
Dai Nippon Printing Co., Ltd. (Japan)   173,000	          2,111,346
Deutsche Post AG (Germany)               77,831	          1,246,604
Draka Holding NV (Netherlands)           21,845	          1,105,199
East Japan Railway Co. (Japan)              197	          1,137,359
Eurotunnel SA (France)*	              1,721,296	          1,794,216
Fomento de Construcciones Y
 Contratas SA (Spain)                    49,000	            934,313
IHC Caland NV (Netherlands)              22,037	          1,111,177
Investor AB (Sweden)                    274,900	          3,501,669
Ivensys PLC (United Kingdom)          1,426,500	          2,712,069
Jenoptik AG (Germany)                   202,600	          4,481,196
Komori Corp. (Japan)                     84,000	          1,145,057
Lafarge SA (France)                      17,026	          1,457,297
Minebea Co., Ltd. (Japan)                69,000	            454,246
Mitsui & Co., Ltd. (Japan)               72,000	            484,388
MTR Corp., Ltd. (Hong Kong)           2,361,097	          4,041,211
Railtrack Group PLC (United Kingdom)    332,897	          1,565,855
Recoletos Compania Editorial
 SA (Spain)*                            168,500	            835,352
Sammy Corp. (Japan)                      23,500	          1,281,373
Siemens AG (Germany)                     12,589	            773,469
Vinci SA (France)	                       26,169	          1,668,813
Vivendi Universal (France)              142,418	          8,309,651
                                                        -----------
  TOTAL INDUSTRIALS                                      56,966,638
                                                        -----------
INFORMATION TECHNOLOGY - 5.2%
Alcatel (France)                         38,100	            797,510
ARM Holdings PLC (United Kingdom)*       84,990	            321,370
Canon, Inc. (Japan)                     151,000	          6,102,478
Dassault Systemes,
 Sponsored ADR (France)                  22,700	            875,673
Fujitsu, Ltd. (Japan)                   362,000	          3,802,582
Getronics NV (Netherlands)              155,900	            647,375
Hitachi, Ltd. (Japan)                   524,000	          5,147,141
Kyocera Corp. (Japan)                    10,200	            899,687
Open Text Corp. (Canada)*                18,700	            438,889
Philips Electronics NV (Netherlands)    157,363	          4,175,415
Samsung Electronics (South Korea)        12,900	          1,904,498
Software AG (Germany)                    25,500	          1,668,290
STMicroelectronics NV (France)           42,805	          1,487,279
Toshiba Corp. (Japan)                   223,000	          1,178,390
                                                        -----------
  TOTAL INFORMATION TECHNOLOGY                           29,446,577
                                                        -----------
MATERIALS - 10.6%
Abitibi-Consolidated, Inc. (Canada)      59,000	            450,975
Akzo Nobel NV (Netherlands)              96,200	          4,076,233
Alcan Aluminium, Ltd. (Canada)           77,810	          3,271,137
Anglo American Platinum Corp.,
 Ltd., ADR (South Africa)                84,676	          3,771,012
Aracruz Celulose SA,
 Sponsored ADR (Brazil)	                 80,800	          1,510,960
Aventis SA (France)                      55,350	          4,376,362
Barrick Gold Corp. (Canada)              55,800	            849,354
BASF AG (Germany)	                       98,427	          3,886,996
BOC Group PLC (United Kingdom)          243,466	          3,565,881
BHP Billiton, Ltd. (Australia)          568,500	          3,012,720
BHP Billiton, Ltd., Rights (Australia)  605,510	          3,289,146
Celanese AG (Germany)                    42,100	            920,483
Companhia Vale do Rio Doce,
 Sponsored ADR (Brazil)                  48,800	          1,124,152
Holcim, Ltd. (Switzerland)                4,535	            923,913
Impala Platinum Holdings,
 ADR (South Africa)                      57,000	          2,852,423
Kymmene OY (Finland)                     59,640	          1,687,594
Norske Skogindustrier A.S.A.
 (Norway)                                38,500	            583,915
Rio Tinto PLC (United Kingdom)          213,510	          3,794,659
Shin-Etsu Chemical Co., Ltd. (Japan)     48,000	          1,762,810
Stillwater Mining Co. (United States)*   94,300	          2,758,275
Syngenta AG (Switzerland)*               20,472	          1,076,874
Teck Corp., Class B (Canada)            194,000	          1,655,443
Teijin, Ltd. (Japan)                    619,000	          3,479,424
Thyssen Krupp AG (Germany)               78,700	          1,033,762
WMC, Ltd. (Australia)                   878,400	          4,292,108
                                                        -----------
  TOTAL MATERIALS                                        60,006,611
                                                        -----------
TELECOMMUNICATION SERVICES - 5.1%
BCE, Inc. (Canada)                      115,097	          3,086,747
British Telecommunications PLC
 (United Kingdom)                       446,400	          2,810,133
British Telecommunications PLC,
 Rights (United Kingdom)                 87,300	            548,333
China Mobile (Hong Kong), Ltd.
 (Hong Kong)*                           335,000	          1,765,238
Korea Telecom (South Korea)              54,000	          1,186,920
Nippon Telegraph & Telephone
 Corp. (Japan)                              243	          1,266,538
NTT Mobile Communication
 Network, Inc. (Japan)                      262	          4,558,897
Portugal Telecom SA (Portugal)*         244,000	          1,703,849
Portugal Telecom SGPS SA (Portugal)     262,500	             35,593
SK Telecom Co., Ltd. (South Korea)        7,600	          1,119,108
Tele Danmark A/S (Denmark)               42,000	          1,515,365
Telefonica SA (Spain)*                  187,570	          2,314,401
Vodafone Group PLC (United Kingdom)   2,981,759	          6,613,757
Vodafone Group PLC, Sponsored ADR
 (United Kingdom)                        30,000	            670,500
                                                        -----------
  TOTAL TELECOMMUNICATION SERVICES                       29,195,379
                                                        -----------
UTILITIES - 6.7%
British Energy PLC (United Kingdom)     857,000	          3,331,080
E.On AG (Germany)	                      107,193	          5,626,672
Endesa SA (Spain)	                      197,100	          3,146,889
Hong Kong Electric Co. (Hong Kong)      419,000	          1,611,580
International Power PLC
 (United Kingdom)*                      922,000	          3,892,112
Korea Electric Power (KEP) Corp.
 (South Korea)                          116,900	          2,175,302

The accompanying notes are an integral part of these financial statements.

                         MANAGERS INTERNATIONAL EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

UTILITIES (continued)
National Grid Group PLC (United Kingdom)  601,744         4,440,565
Scottish Power PLC (United Kingdom)       408,158         3,006,251
Suez AG (France)                          344,175        11,083,498
                                                         ----------
  TOTAL UTILITIES                                        38,313,949
                                                         ----------
TOTAL COMMON STOCKS
  (cost $541,623,936)                                   519,959,077
                                                        -----------
                                          ----------
                                          PRINCIPAL
                                           AMOUNT
BONDS AND NOTES - 1.8%                    ----------
Germany Government, 5.25%,
 07/04/10 (Germany)                      6,800,000        5,856,589
USTN, 5.25%, 05/15/04 (United States)    4,350,000        4,424,777
                                                        -----------
TOTAL BONDS AND NOTES                     ---------
  (cost $10,724,209)                       SHARES        10,281,366
                                          ---------     -----------
SHORT-TERM INVESTMENTS - 5.9%
OTHER INVESTMENT COMPANIES - 4.9%1
Calvert Cash Reserves,
 Institutional Prime Fund, 4.03%           610,656          610,656
Harris Insight Money Market Fund, 4.15%  1,126,963        1,126,963
J.P. Morgan Institutional Prime
 Money Market Fund, 4.04%               26,047,184       26,047,184
                                                        -----------
  TOTAL OTHER INVESTMENT COMPANIES                       27,784,803
                                                        -----------
REPURCHASE AGREEMENT - 1.0%               ---------
State Street Bank & Trust Co.,            PRINCIPAL
 dated 06/29/01, due 07/02/01,              AMOUNT
 3.93%, total to be received              ----------
 $5,677,859  (secured by
 $5,655,000 U.S. Government
 Agencies)                                5,676,000       5,676,000
                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
 (cost $33,460,803)                                      33,460,803
                                                        -----------
TOTAL INVESTMENTS - 99.2%
 (cost $585,808,948)                                    563,701,246
OTHER ASSETS, LESS LIABILITIES - 0.8%	                4,416,642
                                                        -----------
NET ASSETS - 100.0%                                     568,117,888
                                                        -----------
                                                        -----------

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                      MANAGERS EMERGING MARKETS EQUITY FUND
                                JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------------------------------------------------------

COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 8.1%
Asia Satellite Telecommunications
 Holdings, Ltd. (Hong Kong)              108,000            186,928
Grupo Elektra SA de CV,
 Sponsored ADR (Mexico)                   33,500            318,585
Grupo Televisa SA,
 Sponsored GDR (Mexico)*                   6,750            270,068
Li & Fung, Ltd. (Hong Kong)              228,000            374,163
Vestel Electronic Sanayi ve
 Ticaret AS (Turkey)*                 52,500,000            127,895
                                                        -----------
  TOTAL CONSUMER DISCRETIONARY                            1,277,639
                                                        -----------
CONSUMER STAPLES - 2.2%
Companhia de Bebidas das
 Americas (Ambev) (Brazil)                15,000            347,250
                                                        -----------
ENERGY - 2.3%
Sasol, Ltd. (South Africa)                40,000            365,651
FINANCIALS - 20.8%
Chinatrust Commmercial Bank (Taiwan)*    438,597            307,008
Credicorp, Ltd. (Peru)                    42,300            353,205
H&CB ADR (South Korea)                    38,056            421,660
OTP Bank Rt. (Hungary)                     6,500            338,324
Public Bank Berhard (Malaysia)           452,400            310,727
Samsung Securities Co., Ltd.
 (South Korea)*                            7,200            204,844
Sun Hung Kai Properties Ltd. (Hong Kong)  34,000            306,226
Uniao de Bancos Brasileiros
 SA, (Unibanco), Sponsored
 GDR (Brazil)                             11,800            300,310
UTI India IT Fund (India)*                20,800            258,336
Yapi ve Kredi Bankasi AS (Turkey)*   147,000,000            457,907
                                                        -----------
  TOTAL FINANCIALS                                        3,258,547
                                                        -----------
INDUSTRIALS - 9.4%
Barlow, Ltd. (South Africa)               40,000            297,091
Consorcio Ara SA de CV (Mexico)*         182,000            301,491
Pliva d.d., registered shares
 GDR (Croatia)*                           33,000            364,650
Samsung Electronics, Ltd., GDR
 representing 1/2 voting shares
 (a) (South Korea)                         3,670            281,122
Telekomunikacja Polska SA,
 Sponsored GDR (a) (Poland)*              36,887            166,360
Telekomunikacja Polska SA,
 Sponsored GDR (Poland)*                  13,113             59,140
                                                        -----------
  TOTAL INDUSTRIALS                                       1,469,854
                                                        -----------
INFORMATION TECHNOLOGY - 14.2%
Ambit Microsystems Corp. (Taiwan)         87,100            364,287
Ausustek Computer, Inc. (Taiwan)          86,250            364,490
Check Point Software
 Techologies, Ltd. (Israel)*               5,800            293,306
Hon Hai Precision Ind. (Taiwan)           58,400            307,011
Reunert, Ltd. (South Africa)             180,000            402,414
Shin Corp. Public Co., Ltd. (Thailand)*   29,000            110,232
Siliconware Precision
 Inds. Co. (Taiwan)*                     147,458             83,515
Siliconware Precision
 Inds. Co., ADR (Taiwan)*                 19,286             54,387
Taiwan Semiconductor
 Manufacturing Co. (Taiwan)*             138,566            257,573
                                                         ----------
  TOTAL INFORMATION TECHNOLOGY                            2,237,215
                                                         ----------
MATERIALS - 13.1%
Antofagasta PLC (Chile)                   50,000            329,331
Companhia Vale do Rio Doce,
 Sponsored ADR (Brazil)                   13,500            310,985
Hindalco Inds. Ltd.,
 Sponsored GDR (a) (India)                16,000            308,000
KGHM Polska Miedz SA (Poland)*            55,000            230,025
Norilsk Nickel (Russia)                   18,000            324,900
Pohang Iron & Steel Co., Ltd.,
 Sponsored ADR (South Korea)               3,200             63,104
Pohang Iron & Steel Co.,
 Ltd. (South Korea)                        1,350            107,958
Siderca SAIC (Argentina)                 200,000            388,165
                                                         ----------
  TOTAL MATERIALS                                         2,062,468
                                                         ----------
TELECOMMUNICATION SERVICES - 19.5%
Celular CRT Participacoes SA,
 Preferred (Brazil)*                     950,200            393,598
China Mobile (Hong Kong), Ltd.,
 Sponsored ADR (Hong Kong)*               15,000            401,850
Egyptian Mobile Phone
 Network (Egypt)*                         19,500            292,150
Korea Telecom (South Korea)               11,000            241,780
Perusahaan Telekomunikasi (Indonesia)     50,000            278,000
Philippine Long Distance Telephone
 Co., Sponsored ADR (Philippines)         11,000            154,550
SK Telecom Co., Ltd.,
 Sponsored ADR (South Korea)              10,000            169,000
Tele Norte Leste Participacoes SA (Brazil)12,340            188,308
Telefonos de Mexico SA,
 Sponsored ADR (Mexico)                    8,350            293,002
Telesp Celular Participacoes SA (Brazil)   7,700            318,010
Videsh Sanchar Nigam Ltd. (India)         24,650            330,311
                                                         ----------
  TOTAL TELECOMMUNICATION SERVICES                        3,060,559
                                                         ----------
UTILITIES - 3.8%
CEZ (Czech Republic)                     128,500            287,557
Unified Energy Systems, GDR (Russia)      27,500            313,500
                                                        -----------
  TOTAL UTILITIES                                           601,057
                                                        -----------
TOTAL COMMON STOCKS
  (cost $15,589,521)                                     14,680,240
                                                        -----------
OTHER INVESTMENT COMPANIES - 4.1%
J.P. Morgan Institutional Prime
 Money Market Fund, 4.04%1
  (cost $646,424)	                       646,424            646,424
                                                        -----------
TOTAL INVESTMENTS - 97.5%
  (cost $16,235,945)                                     15,326,664
OTHER ASSETS, LESS LIABILITIES - 2.5%                       397,540
                                                        -----------
NET ASSETS - 100.0%                                      15,724,204
                                                        -----------
                                                        -----------

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                     MANAGERS INTERMEDIATE BOND FUND
                             JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

                                                      PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT           VALUE

CORPORATE BONDS - 81.5%
ASSET BACKED - 19.1%
Advanta Mortgage Loan Trust, Series 97-4,
 Class A4, Ambac insured, 6.660%, 03/25/22           $     3,888    $     3,930
American Expredit Credit Account 2000-1 A,
 7.400%, 09/17/07                                        350,000	 	369,208
Americredit Auto Receivables, Series 99-B, Class A4,
 5.960%, 03/12/06                                        350,000	      356,301
BankBoston Home Equity Loan Trust, 6.220%, 02/25/13      123,783        123,995
Capital One Master Trust, 5.430%, 01/15/07               400,000	      403,889
Centex Home Equity Loan Trust, Series 2001-B,
 Class A3, 5.770%, 11/25/27                              300,000	      300,657
Citibank Credit Card Issuance Trust, Series
 2001-A6, 5.650%, 06/16/08                               350,000	      346,325
Delta Funding Home Equity Loan Trust, Series 98-2,
 Class A3F, 6.240%, 05/15/25                             432,620	      438,612
EQCC Home Equity Loan Trust, Series 1997-1,
 Class A7, FGIC insured, 7.120%, 05/15/28                287,887	      297,083
Household Automotive Trust, 5.570%, 11/19/07             200,000	      200,578
Indymac Manufactured Housing Contract, Series 98-2,
 Class A2, 6.170%, 12/25/11                              235,759	      237,787
Nationslink Funding Corp., Series 1998-2, Class A1,
 6.001%, 11/20/07                                        418,838	      419,304
Oakwood Mortgage Investors Inc., Series 97-A, Class A3,
 6.650%, 05/15/27                                         38,034	       38,019
Residential Asset Securities Corp., Series 00-KS1,
 Class AI2, 7.615%, 12/25/14                              80,156	       80,421
Residential Asset Securities Corp., Series 99-KS1,
 Class AI2, 6.000%, 04/25/20                             220,030	      220,573
Residential Funding Mortgage Securities II,
 Series-HI2, Class AI3, 7.900%, 02/25/15                  75,000	       77,911
Vanderbilt Mortgage Finance, 6.195%, 10/07/12            200,000	      203,736
                                                                    -----------
  TOTAL ASSET BACKED                                                  4,118,329
                                                                    -----------
FINANCE - 29.4%
American Health Properties, Inc.,7.050%, 01/15/02        200,000        201,222
Associates Corp NA, 5.750%, 11/01/03                     200,000	 	201,643
Avalon Bay Communities, Senior, 6.500%, 07/15/03         300,000	 	304,893
Bank of America Corp., 6.625%, 06/15/04                  250,000	 	257,759
BB&T Corp., 7.050%, 05/23/03                             300,000	 	308,675
Conseco Inc., 6.400%, 02/10/03 (a)                       300,000	 	276,000
Crestar Financial Corp., 8.750% 11/15/04                 300,000	 	324,714
Dime Bancorp, Inc., 9.000%, 12/19/02                     150,000	 	155,421
EOP Operating L.P., 6.375%, 02/15/03                     250,000	 	253,148
ERAC USA Finance Co., 6.375%, 05/15/03 (a)               250,000	 	251,229
First Union Corp., 6.550%, 10/15/35                      350,000	 	355,219
FleetBoston Financial Corp., 7.250%, 09/15/05            350,000	 	366,803
Florida Windstorm Underwriters, 6.500%, 08/25/02 (a)     350,000	 	354,907
Ford Motor Credit Co., 6.700%, 07/16/04                  375,000	 	383,959
General Electric Capital Corp., 7.500%, 05/15/05         400,000	 	427,357
General Motors Acceptance Corp., 6.850% 06/17/04         200,000	 	205,771
Golden State Holdings, 6.750%, 08/01/01                  150,000	 	149,919
International Lease Finance Corp., 5.250%, 05/03/04      275,000	 	274,886
National City Corp, 7.200%, 05/15/05                     375,000	 	388,798
Nisource Finance Corp., 7.500%, 11/15/03                 200,000	 	207,235
US Bancorp, 6.875%, 12/01/04                             350,000	 	360,132
Wellsford Residential Property Trust, 9.375%, 02/01/02   300,000	 	307,581
                                                                     ----------
  TOTAL FINANCE                                                       6,317,271
                                                                     ----------
INDUSTRIALS - 27.2%
Abbott Laboratories, 5.625%, 07/01/06                    350,000	 	345,718
AOL Time Warner, Inc., 6.125%, 04/15/06                  200,000	 	200,085
Brascan Corp., 7.125%, 12/16/03                          300,000	 	300,567
Carnival Corp., 6.150%, 10/01/03                         300,000	 	302,293
Compaq Computer, 7.650%, 08/01/05                        200,000	 	204,020
Cox Communications, Inc., 6.150%, 08/01/034              350,000	 	353,112
CSX Corp., 5.850%, 12/01/03                              150,000	 	150,628
DaimlerChrysler Auto Trust, 5.400%, 03/06/06             300,000	 	301,282
DaimlerChrysler NA Holding Corp., 7.400%, 01/20/05       300,000	 	311,672
Illinois Central Railroad Co., 6.750%, 05/15/03          250,000	 	258,876
KeySpan Corp., 6.150%, 06/01/06                          200,000	 	200,851
Martin Marietta Corp., 6.500%, 04/15/03                  200,000	 	203,387
McDonald's Corp., 6.000%, 06/23/024                      250,000        253,404
PanAmSat Corp., 6.000%, 01/15/03                         200,000	 	197,786
Raytheon Co., 7.900%, 03/01/03                           250,000	 	256,278
Royal Caribbean Cruises, Ltd., Senior, 8.125%, 07/28/04  325,000        327,067
Sprint Capital Corp., 5.700%, 11/15/03                   275,000	 	274,107
Tele-Communications-TCI Group, 8.250%, 01/15/03          350,000	 	364,178
TRW, Inc., 6.625%, 06/01/04                              200,000	 	201,118
Wal-Mart Stores Inc., 4.625%, 04/15/03                   200,000	 	199,715
WMX Technologies Inc., 7.100%, 08/01/26                  250,000	 	254,728
Worldcom, Inc., 7.875%, 05/15/03                         375,000	 	389,000
                                                                     ----------
  TOTAL INDUSTRIALS                                                   5,849,872
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

                     MANAGERS INTERMEDIATE BOND FUND
                             JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

                                                      PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT           VALUE

UTILITIES - 5.8%
Alabama Power Co., 5.490%, 11/01/05                    250,000          243,232
Cleveland Electric Illuminating Co., 7.430%, 11/01/09   25,000	 	24,822
Cleveland Electric Illuminating Co., 9.500%, 05/15/02  225,000	 	231,275
CMS Energy Corp., 8.125%, 05/15/02                     100,000	 	100,967
Duke Energy Corp., 7.125%, 09/03/02                    300,000	 	307,479
Niagara Mohawk Power Corp., Series E, 7.375%, 07/01/03 113,415	 	116,486
Texas Utilities Electric, 8.250%, 04/01/04             200,000	 	212,453
                                                                     ----------
  TOTAL UTILITIES                                                     1,236,714
                                                                     ----------
TOTAL CORPORATE BONDS (cost $17,355,928)                             17,522,186
                                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.2%
FHLMC Gold Pool, 6.000%, 7/1/11                        355,316	 	351,319
FNMA, 5.625%, 05/14/2004                               800,000	 	812,984
FNMA, 6.625%, 10/15/07                                 850,000	 	887,851
GNMA, 9.000%, 12/15/17                                 270,839	 	292,842
Vendee Mortgage Trust, Series 1995-1C,
 Class 3H, 8.000%, 11/15/03                            350,000	 	355,467
Vendee Mortgage Trust, Series 2001-2,
 Class B, 6.750%, 11/15/14                             350,000          358,830
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,065,672)            3,059,293
                                                                     ----------
FOREIGN CORPORATE OBLIGATIONS - 2.3%
Nortel Networks Ltd., 6.125%, 02/15/06                 100,000	 	 86,294
Tyco International Group SA, 6.250%, 06/15/034         400,000	 	405,732
                                                                     ----------
TOTAL FOREIGN CORPORATE OBLIGATIONS (cost $494,583)                     492,026
                                                        ------       ----------
OTHER INVESTMENT COMPANIES - 0.5%                       SHARES
                                                        ------
J.P. Morgan Institutional Prime Money Market Fund,
 4.040%1 (cost $101,753)                               101,753		101,753
                                                                     ----------
TOTAL INVESTMENTS - 98.5%
 (cost $21,017,936)                                                  21,175,258
OTHER ASSETS, LESS LIABILITIES - 1.5%                                   323,996
                                                                     ----------
NET ASSETS - 100.0%                                                  21,499,254
                                                                     ----------
                                                                     ----------


SECURITY RATINGS (unaudited)
The composition of long-term debt holdings as a percentage of net assets is as follows:

  S&P's/Moody's Ratings
        Gov't/AAA                  16%
            AA                      7
             A                      29
            BBB                     23
            BB                       3
        Not Rated                   22
                                  -----
                                   100%
                                  -----
                                  -----

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                           MANAGERS BOND FUND
                             JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

                                                      PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT           VALUE

CORPORATE BONDS - 67.6%
ASSET BACKED - 2.8%
Community Program Loan Trust, 4.500%, 04/01/29      $  750,000       $  597,885
Nomura Asset Securities Corp., Series 1998-D6,
 Class A3, 7.227%, 03/17/28                          1,000,000        1,005,963
                                                                     ----------
  TOTAL ASSET BACKED                                                  1,603,848
                                                                     ----------
CONVERTIBLE BONDS - 14.0%
Analog Devices, Inc., 4.750%, 10/01/05               1,150,000        1,052,249
Devon Energy Corp., 4.900%, 08/15/08                   250,000          252,188
Devon Energy Corp., 4.950%, 08/15/08                   750,000          751,875
Loews Corp., Sub., 3.125%, 09/15/07                  2,935,000        2,496,510
Noram Energy, Sub., 6.000%, 03/15/12                   475,000          438,781
Thermo Electron Corp., 4.250%, 01/01/03 (a)          1,000,000          951,900
Thermo Instrument System, 4.500%, 10/15/03 (a)         550,000          508,750
Thermo Terratech, Inc., Euro-dollar, Sub.,
 4.625%, 05/01/03                                      450,000          418,500
Thermo Terratech, Inc., Sub., 4.625%, 05/01/03 (a)     456,000	 	438,900
Xerox Corp., 0.570%, 04/21/18                        1,700,000          731,000
                                                                     ----------
  TOTAL CONVERTIBLE BONDS                                             8,040,653
                                                                     ----------
FINANCE - 13.5%
Capital One Bank, 6.700%, 05/15/08                     250,000          237,399
First Industrial L.P., 7.600%, 12/01/17              1,750,000	    1,589,612
First Industrial L.P., Medium Term, 7.500%, 12/01/17 1,145,000        1,047,960
Highwoods/Forsyth L.P., Senior, 7.500%, 04/15/98     2,250,000        1,974,555
Keycorp Capital II, 6.875%, 03/17/29                   500,000          444,412
Lehman Brothers, Inc., 6.625%, 02/15/08                500,000	 	494,514
Spieker Properties, Inc., 7.350%, 12/01/17             250,000	 	234,500
U.S. West Capital Funding, Inc., 6.875%, 07/15/28    1,000,000          871,290
UnumProvident Corp., 6.750%, 12/15/28                1,000,000          866,453
                                                                     ----------
  TOTAL FINANCE                                                       7,760,695
                                                                     ----------
INDUSTRIALS - 37.3%
Anadarko Petroleum Corp., 7.200%, 03/15/29             750,000	 	730,015
APL, Ltd., 8.000%, 01/15/2                             250,000	 	161,778
Atlas Air, Inc., Series B, 7.680%, 01/02/14            929,763	 	920,260
Bausch & Lomb, Inc., 7.125%, 08/01/28                  500,000	 	355,625
Dell Computer Corp., 7.100%, 04/15/28                  750,000	 	678,255
Delphi Automotive Systems Corp., 7.125%, 05/01/29    1,200,000        1,100,997
Delta Air Lines, 8.300%, 12/15/29                      500,000	 	441,123
Ford Motor Co., 6.375%, 02/01/29                     2,500,000        2,092,127
Georgia-Pacific Corp., 7.750%, 11/15/29                925,000	 	819,979
Georgia-Pacific Group, 7.250%, 06/01/28                500,000	 	418,577
Global Marine, Inc., 7.000%, 06/01/28                  250,000	 	231,597
International Paper Co., 6.875%, 04/15/29              500,000	 	449,808
International Paper Co., 6.875%, 11/01/23              500,000	 	453,746
Kellwood Co., 7.625%, 10/15/17                         250,000	 	190,238
Kmart Corp., 7.950%, 02/01/23                          500,000	 	397,500
Kmart Funding Corp., 8.800%, 07/01/10                  457,620	 	441,292
Lockheed Martin Corp., 7.750%, 05/01/26                250,000	 	252,375
Lowe's Cos., 6.875%, 02/15/28                          500,000	 	466,808
MacMillan Bloedel, Ltd., 7.700%, 02/15/26            1,350,000        1,263,005
Motorola, Inc., 7.625%, 11/15/10                       500,000	 	473,605
Pennzoil-Quaker State, 7.375%, 04/01/29                250,000	 	175,804
Pepsi Bottling Group, Inc., Senior, 7.000%, 03/01/29   600,000	 	599,993
Philip Morris Cos., Inc., 7.750%, 01/15/27             850,000	 	842,852
Pioneer-Standard Electronics, Inc., Senior,
 8.500%, 08/01/06                                      250,000	 	245,066
Pulte Corp., 7.625%, 10/15/17                          500,000	 	439,115
Raytheon Co., 7.200%, 08/15/27                       1,000,000	 	896,958
Sears Roebuck Acceptance Corp., 6.250%, 05/01/09       550,000	 	520,892
Sears Roebuck Acceptance Corp., 6.500%, 12/01/28       250,000	 	211,530
Sears Roebuck Acceptance Corp., 6.875%, 10/15/17       750,000	 	691,646
Security Capital Group, 7.700%, 06/15/28               750,000	 	640,575
Sprint Capital Corp., 6.875%, 11/15/28               2,050,000        1,740,654
Time Warner, Inc., 6.625%, 05/15/29                    250,000	 	223,325
Trinet Corporate Realty Trust, Inc.,
 Senior, 7.700%, 07/15/17                              500,000	 	374,985
TRW, Inc., 6.650%, 01/15/28                            250,000	 	209,014
Westvaco Corp., 7.000%, 08/15/23                       350,000	 	328,083
Woolworth Corp., 8.500%, 01/15/22                      570,000	 	500,207
WorldCom, Inc, 6.950%, 08/15/28                        500,000	 	424,951
                                                                     ----------
  TOTAL INDUSTRIALS                                                  21,404,360
                                                                     ----------
TOTAL CORPORATE BONDS (cost $39,754,239)                             38,809,556
                                                                     ----------
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

                           MANAGERS BOND FUND
                             JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

                                                      PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT           VALUE

FOREIGN CORPORATE OBLIGATIONS - 11.4%
Loxley Public Co., Ltd., 7.000%, 04/30/08 (a)   USD    248,634       $   99,453
Cerro Negro Finance, Ltd., 7.900%, 12/1/20 (a)	USD    500,000          402,350
Compania De Transporte Energia, Senior,
 9.250%, 04/01/08 (a)                           USD    700,000          609,000
Empresa Nacional De Electricid, 7.875%,
 02/01/27                                       USD    250,000          216,707
International Bank Reconstruction & Development,
 0.000%, 08/20/075                              NZD  2,000,000          525,196
Korea Electric Power Corp., 7.400%, 04/01/16    USD    953,011          917,755
Magna International, Inc., 4.875%, 02/15/05     USD    750,000          745,313
PDVSA Finance, Ltd., Series 98-1, 7.500%,
 11/15/28                                       USD  1,000,000          785,440
PDVSA Finance, Ltd., Series 98-1, 7.400%,
 08/15/16                                       USD    300,000          252,000
Pemex Finance, Ltd., 8.875%, 11/15/10           USD    500,000          541,125
Samsung Electronics, Ltd., Sinking Fund,
 7.700%, 10/01/27 (a)                           USD    500,000          404,600
Telekom Malaysia Berhad, 7.875%,
 08/01/25 (a)                                   USD    250,000          219,832
Tenaga Nasional Berhad, 7.500%,
 11/01/25 (a)                                   USD  1,000,000          794,920
                                                                    -----------
TOTAL FOREIGN CORPORATE OBLIGATIONS
 (cost $6,752,979)                                                    6,513,691
                                                                    -----------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
British Columbia Province, 0.000%, 06/18/295	CAD  2,500,000          270,163
British Columbia Province, Generic Residual,
 0.000%, 08/23/245                              CAD  9,925,000        1,381,757
Manitoba, Province of, 6.500%, 09/22/17         CAD  1,800,000        1,179,074
Ontario Hydro, 0.000%, 10/15/215                CAD  1,700,000          283,218
Province of Alberta, Series CS, Sinking Fund,
 5.930%, 09/16/16	                              CAD    245,280          158,239
Republic of South Africa, 8.500%, 06/23/17	USD  1,175,000        1,175,000
                                                                     ----------
TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS
 (cost $4,424,660)                                                    4,447,451
                                                                     ----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
FNMA, 6.250%, 05/15/29                             $ 2,250,000        2,153,318
FNMA, 6.000%, 07/01/29                                 219,302          211,214
USTB, 5.250%, 11/15/28                               1,250,000        1,141,800
                                                                     ----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (cost $3,556,927)                                                    3,506,332
                                                      ------         ----------
PREFERRED STOCK - 2.2%                                SHARES
                                                      ------
Carramerica Realty Corp., 8.550%                          200             4,960
Entergy Louisiana, Inc., 4.440%                           226            13,016
Entergy New Orleans, Inc., 4.750%                         482            28,800
Equity Residential Properties, 7.250%                   2,500            63,100
EVI, Inc., 5.000%                                       7,500           366,563
Newell Financial Trust I, 5.250%                       12,500           471,875
Pacific Gas & Electric Co., 5.000%                     19,600           147,980
Union Electric Co., 3.500%                                350            17,010
Wisconsin Electric Power Co., 3.600%                    3,746           176,062
                                                                     ----------
TOTAL PREFERRED STOCK (cost $1,344,943)                               1,289,366
                                                                     ----------
COMMON STOCK - 0.1%
Loxley Public Co., Ltd. (cost $208,141)               161,904            35,780
                                                                     ----------
OTHER INVESTMENT COMPANIES - 3.3%
J.P. Morgan Institutional Prime Money Market Fund,
 4.040%1 (cost $1,891,336)                          1,891,336         1,891,336
                                                                     ----------
TOTAL INVESTMENTS - 98.4%
 (cost $57,933,225)                                                  56,493,512
OTHER ASSETS, LESS LIABILITIES - 1.6%                                   937,433
                                                                    -----------
NET ASSETS - 100.0%                                                 $57,430,945
                                                                    -----------
                                                                    -----------


SECURITY RATINGS (unaudited)
The composition of long-term debt holdings as a percentage of the net assets is as follows:

    S&P'S/MOODY'S RATINGS
         Gov't/AAA         7%
             AA            2
              A           27
            BBB           46
             BB            4
         Not Rated        14
                         -----
                         100%
                         -----
                         -----

See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

                      MANAGERS GLOBAL BOND FUND
                             JUNE 30, 2001

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)

                                                      PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT           VALUE

FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 67.1%
Australian Government, 6.750%, 11/15/06          AUD   1,200,000         650,149
Australian Government, 7.500%, 09/15/09          AUD   1,830,000       1,058,634
Belgium Government Bond, 5.750%, 09/28/10        EUR     700,000         610,240
Bundes, Series 98, 5.250%, 01/04/08              EUR     760,000         660,228
Bundes, Series 98, 5.250%, 07/04/10              EUR   1,829,000       1,575,250
Bundes, Series 99, 3.750%, 01/04/09              EUR     150,000         117,901
Canadian Government, 5.500%, 06/01/10            CAD     670,000         429,257
Canadian Government, 6.000%, 06/01/11            CAD     960,000         636,221
France Government, 5.500%, 10/25/10              EUR   1,000,000         864,229
Germany Government, 5.000%, 02/17/06             EUR     300,000         258,633
Germany Government, 6.000%, 01/05/06             EUR     140,000         125,311
International Finance Corp., 5.250%, 05/02/06    USD     100,000          98,883
Italy Government, 5.000%, 05/01/08               EUR     630,000         527,490
Italy Government, 5.500%, 11/01/10               EUR   2,110,000       1,804,928
Japan Government, 1.800%, 06/21/10               JPY 128,000,000       1,095,038
Japan Government, 1.800%, 12/20/10               JPY  77,050,000         657,081
Japan Government, 1.900%, 12/20/10               JPY 126,000,000       1,083,780
Kingdom of Norway, 5.500%, 05/15/09              NOK   2,260,000         224,796
Kingdom of Norway, 6.750%, 01/15/07              NOK   2,880,000         308,229
Netherlands Government, 3.750%, 07/15/09         EUR   1,176,000         907,903
United Kingdom Gilt, 8.500%, 12/07/05            GBP     656,000       1,030,087
                                                                     -----------
TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS (cost $15,612,712)    14,724,268
                                                                     -----------
FOREIGN CORPORATE OBLIGATIONS - 3.8%
INDUSTRIALS - 2.0%
Bombardier, Inc., 5.750%, 02/22/08               EUR     200,000         169,185
British Telecom, 6.125%, 02/15/06                EUR     100,000          86,431
Glaxo Wellcome PLC, 6.125%, 01/25/06             USD     100,000         101,375
Sogerim SA, 6.125%, 04/20/06                     EUR     100,000          85,126
                                                                      ----------
 TOTAL INDUSTRIALS                                                       442,117
                                                                      ----------
FINANCE - 1.8%
European Bank Recon. & Dev., 5.375%, 06/15/06    USD     400,000         398,908
                                                                      ----------
TOTAL FOREIGN CORPORATE OBLIGATIONS (cost $850,862)                      841,025
                                                                      ----------
U.S. TREASURY BONDS - 13.9%
4.875%, 05/15/06                                 USD   1,800,000       1,775,250
5.375%, 02/15/31                                 USD     560,000         530,600
5.750%, 11/15/05                                 USD     320,000         327,747
6.250%, 05/15/30                                 USD       1,000           1,059
6.500%, 02/15/10                                 USD     378,000         405,995
                                                                     -----------
TOTAL U.S. TREASURY BONDS (cost $3,046,868)                            3,040,651
                                                                     -----------
CORPORATE BONDS - 1.9%
FINANCE - 1.4%
Bombardier Capital Inc., 6.125%, 06/29/06        USD     100,000          98,708
Citigroup Inc., 5.625%, 05/17/04                 USD     200,000         199,297
                                                                     -----------
  TOTAL FINANCE                                                          298,005
                                                                     -----------
INDUSTRIALS - 0.5%
Alcoa Inc, 5.875%, 06/01/06                      USD     100,000          99,562
                                                                     -----------
TOTAL CORPORATE BONDS (cost $399,151)                                   397,567
                                                                     -----------
OTHER INVESTMENT COMPANIES - 4.7%                         ------
J.P. Morgan Institutional Prime                           SHARES
                                                          ------
 Money Market Fund, 4.040%1 (cost $1,039,907)          1,039,907       1,039,907
                                                                     -----------
TOTAL INVESTMENTS - 91.4%
 (cost $20,949,500)                                                   20,043,418
OTHER ASSETS, LESS LIABILITIES - 8.6%                                  1,897,623
                                                                     -----------
NET ASSETS - 100.0%                                                  $21,941,041
                                                                     -----------
                                                                     -----------


See Notes to Schedules of Portfolio Investments on page 23.

The accompanying notes are an integral part of these financial statements.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (unaudited)
--------------------------------------------------------------------------------
The following footnotes and abbreviations should be read in conjunction with the
Schedules of Portfolio Investments on pages 6 through 22:

At June 30, 2001, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund            Cost           Appreciation        Depreciation      Net
-----------   --------------   --------------      --------------  -------------
Value         $   56,573,025   $    6,598,076      $   (1,396,477) $  5,201,599
Capital
 Appreciation    225,061,503        8,908,301         (15,583,667)   (6,675,366)
Small Company     26,337,779        4,695,190          (2,653,155)    2,042,035
Special Equity 2,189,856,076      459,954,108        (172,484,092)  287,470,016
International
 Equity          590,184,950       44,587,006         (71,070,710)  (26,483,704)
Emerging Markets  16,235,945        1,295,376          (2,204,657)     (909,281)
Intermediate Bond	21,017,936          253,118             (95,796)      157,322
Bond              57,933,225        1,321,225          (2,760,938)   (1,439,713)
Global Bond       21,143,722            -              (1,100,304)   (1,100,304)

* Non-income-producing security
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2001, the value of these securities amounted to the following:


     Fund                   Market Value      % of Net Assets
-------------------      ------------------   ----------------
Emerging Markets          $     755,482            4.8%
Intermediate Bond               882,136            4.1%
Bond                          4,429,705            7.7%


1 Yield shown for each investment company represents its June 30, 2001, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
2 Some or all of these shares were out on loan to various brokers as of June 30, 2001, amounting to:

     Fund                   Market Value      % of Net Assets
-------------------      ------------------   ----------------
Capital Appreciation        $     818,040           0.4%
Special Equity                 56,898,592           2.4%

3 Collateral received from brokers for securities lending were invested in these short-term investments.
4 Variable rate security. Coupon rate disclosed is that in effect at June 30, 2001.
5 Zero coupon security.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:
ADR/GDR:	ADR after the name of a holding stands for
American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S.
bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AMBAC: Ambac Assurance Corp.
FGIC: Financial Guaranty Insurance Co.
FHLMC: Federal Home Loan Mortgage Corp.
FNMA: Federal National Mortgage Association
GNMA: Government National Mortgage Association
USTB: United States Treasury Bond
USTN: United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer's registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. Dollar (USD):

	AUD:	Australian Dollar
	CAD:	Canadian Dollar
	EUR:	euro
	GBP:	British Pound
	JPY:	Japanese Yen
	NOK:	Norwegian Krone
	NZD:	New Zealand Dollar

NOTES TO FINANCIAL STATEMENTS (unaudited)
JUNE 30, 2001
-----------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended (the "1940 Act").  Currently, the
Trust is comprised of 10 investment series. Included in this report are six equity funds, Managers Value Fund ("Value") (formerly Managers Income Equity Fund), Managers Capital Appreciation Fund ("Capital Appreciation"), Managers Small Company Fund ("Small Company"), Managers Special Equity Fund ("Special Equity"), Manager International Equity Fund ("International Equity") and Managers Emerging Markets
Equity Fund ("Emerging Markets Equity") (collectively the "Equity Funds") and three fixed-income funds, Managers Intermediate Bond Fund ("Intermediate Bond") (formerly
Managers Short and Intermediate Bond Fund), Managers
Bond Fund ("Bond") and Managers Global Bond Fund ("Global Bond") (collectively the "Fixed-Income Funds"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

    (A) VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

     (B) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     (C) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust and other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Equity Funds, except Emerging Markets Equity and Small Company, had certain portfolio trades directed to various brokers who paid a portion of such Fund's expenses. For the six months ended June 30, 2001, under these arrangements the custody expenses were reduced as follows: Value - $29,546; Capital Appreciation - $72,914; Special Equity - $37,123; and International Equity - $22,502.

In addition, each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 75% of the nightly Fed Funds Rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 2001, under these arrangements the custody expenses were reduced as follows: Value - $3,121; Capital Appreciation -
$24,930; Small Company - $4,186; Special Equity - $42,389;
International Equity - $3,608; Emerging Markets Equity - $1,627; Intermediate Bond - $687; Bond - $452; and Global Bond - $2,319.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least December 31, 2001, to waive fees and pay or reimburse Small Company to the extent that the total operating expenses of the Fund exceed 1.30% of the Fund's average daily net assets. Small Company is obligated to repay the Investment Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment

-----------------------------------------------
would not cause the Fund's expenses in any such year to exceed 1.30% of the Fund's average daily net assets. For the period June 19, 2000 (commencement of operations) to June 30, 2001, the Investment Manager reimbursed Small Company a total of $65,505.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

     (D) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds, except for Value. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Value and monthly for Bond and Intermediate Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

     (E) ORGANIZATION COSTS (EMERGING MARKETS EQUITY ONLY)
Organization and registration related costs of $10,588 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on February 9, 1998.

     (F) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

     (G) CAPITAL LOSS CARRYOVERS
As of June 30, 2001, Small Company, Intermediate Bond and Global Bond had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2008.

                 Capital Loss
Fund            Carryover Amount     Expires Dec. 31,
-----------     ----------------     ----------------
Small Company	$1,266,755              2008

Intermediate Bond  2,344,832              2002
                   7,662,253              2003
                      70,508              2004
                     179,401              2005
                     212,653              2007
                     165,024              2008

Global Bond	         151,705              2007
                     280,197              2008


     (H) CAPITAL STOCK
The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, without par value, of each series. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2001, certain unaffiliated shareholders individually held greater than 10% of the outstanding shares of the following Funds:
Value - one owns 18%; Capital Appreciation - one owns 24%; Small Company - two own 46%; Special Equity - one owns 34%; International Equity - two own 37%; Emerging Markets Equity - two own 36%; Bond - two own 39%; and Global Bond - one owns 11%.

     (I) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

-----------------------------------------------
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (J) FOREIGN CURRENCY TRANSLATION
The books and records of the Funds are maintained in U.S. dollars.
The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

  (2)	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into a Fund Management Agreement under which the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2001, were as follows:


                            Investment Advisory
Fund                        and Management Fee
------------------------    -------------------
Value                               0.75%
Capital Appreciation                0.80%
Small Company                       0.90%
Special Equity                      0.90%
International Equity                0.90%
Emerging Markets Equity	            1.15%*
Intermediate Bond                   0.50%
Bond                                0.625%
Global Bond                         0.70%

*For the six months ended June 30, 2001, the Investment Manager voluntarily waived its portion of the investment advisory and management fee, amounting to $31,393, or 0.40% on an annualized basis.

The Trust has entered into a Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended June 30, 2001, each of the Funds, except Global Bond, paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. Global Bond paid a fee to the Administrator at the rate of 0.20% per annum of the Fund's average daily net assets.

Rexiter Capital Management Limited, the portfolio manager for Emerging Markets Equity, is an affiliate of the Fund's custodian and transfer agent, and pursuant to its Portfolio Management Agreement, is entitled to receive a fee from the Investment Manager not to exceed 0.75% of the average daily net assets.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The

-----------------------------------------------
Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex.

  (3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2001, were as follows:

                           Long-Term Securities    U.S. Government Securities
                           ----------------------  --------------------------
Fund                       Purchases      Sales    Purchases        Sales
-------------------------  -----------  ---------- ------------- ------------
Value                     $ 34,124,840 $33,301,636     N/A            N/A
Capital Appreciation       385,980,316 399,322,076     N/A            N/A
Small Company               16,281,436  11,386,038     N/A            N/A
Special Equity             934,265,872 736,749,161     N/A            N/A
International Equity       337,341,412 347,156,793   $8,897,546   $ 4,366,189
Emerging Markets Equity	     7,215,515   5,001,898     N/A            N/A
Intermediate Bond	          13,182,807  11,638,917      215,352       520,443
Bond                        13,134,748   7,804,474    1,183,887       N/A
Global Bond	                21,827,292  23,114,309    8,789,330    10,883,557

  (4) PORTFOLIO SECURITIES LOANED
The Funds may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

  (5) RISKS ASSOCIATED WITH COLLATERAL MORTGAGE OBLIGATIONS ("CMOS")
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

  (6) FORWARD COMMITMENTS
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

  (7) FORWARD FOREIGN CURRENCY CONTRACTS
During the six months ended June 30, 2001, International Equity and Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds, except Value, Capital Appreciation, Small Company and Special Equity may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facili-

-----------------------------------------------
tate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SUPPLEMENTAL DATA
PROXY RESULT INFORMATION (unaudited)
-----------------------------------------------

At a Special Meeting of Shareholders of the Trust held on November 30, 2000, as reconvened on February 28, 2001, the following votes were recorded for Managers Capital Appreciation Fund ("Capital Appreciation"), Managers Special Equity Fund ("Special Equity"), Managers International Equity
Fund ("International Equity"), Managers Emerging Markets Equity Fund ("Emerging Markets"), Managers Intermediate Bond Fund ("Intermediate Bond") and Managers Global Bond Fund ("Global Bond"). The proposals, which shareholders were asked to vote on, are explained in further detail in the Proxy Statement dated October 16, 2000:

       Proposal 3 - Approval of New Investment Objective for Intermediate Bond
-------------------------------------------------------------------------------

Fund                Shares For	   Shares Against	         Shares Abstained
-----               ----------         --------------          ----------------
Intermediate Bond      528,698             12,787	              16,975

       Proposal 4 - Approval of Funds' Investment Objectives as Non-Fundamental
-------------------------------------------------------------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,661,671            341,646                   125,785
Special Equity       8,406,679          1,994,259                   339,937
International Equity 5,449,144            652,320	              264,032
Emerging Markets       566,729             30,719                    22,439
Intermediate Bond	     520,398             21,667                    16,395
Global Bond            565,522             30,192                    23,273

       Sub-proposal 5A - Approval to Eliminate the Investment Restrictions
       --------------------------------------------------------------------
                       Regarding Issuer Diversification
                       --------------------------------

Capital Appreciation 2,777,502            229,653                   121,947
Special Equity       9,888,967            651,658                   200,250
International Equity 5,522,550            652,707                   190,239
Emerging Markets       572,717             24,259                    22,911
Intermediate Bond      524,045             14,570                    19,845
Global Bond	           581,071             16,112                    21,804

       Sub-proposal 5B - Approval to Amend the Investment Restrictions
       ---------------------------------------------------------------
                           Regarding Borrowing
                           -------------------
Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,604,509            362,049                   162,544
Special Equity       9,417,572          1,066,776                   256,527
International Equity 5,275,407            872,516                   217,573
Emerging Markets       551,186             45,404                    23,297
Intermediate Bond      497,675             36,048                    24,737
Global Bond            526,311             61,579                    31,097

        Sub-proposal 5C - Approval to Amend the Investment Restriction
        --------------------------------------------------------------
                    Regarding Investments in Real Estate
                    ------------------------------------
Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,663,314            301,476                    164,312
Special Equity       9,868,114            613,462                    259,299
International Equity 5,435,896            717,781                    211,819
Emerging Markets       570,108             25,149                     24,630
Intermediate Bond      504,135             33,376                     20,949
Global Bond	           542,292             44,548                     32,147



SUPPLEMENTAL DATA
PROXY RESULT INFORMATION (continued)
------------------------------------------------------------------------------
         Sub-proposal 5D - Approval to Amend the Investment Restriction
         --------------------------------------------------------------
                Regarding Underwriting Securities Issued by Others
                --------------------------------------------------
Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,726,790             239,256                   163,056
Special Equity       9,811,583             664,722                   264,570
International Equity 5,442,875             672,807                   249,814
Emerging Markets       554,594              42,915                    22,378
Intermediate Bond      493,128              38,338                    26,994
Global Bond            547,920              38,514                    32,553

         Sub-proposal 5E - Approval to Amend the Investment Restriction
         --------------------------------------------------------------
                        Regarding the Making of Loans
                        -----------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,673,796             299,891                   155,415
Special Equity       9,225,576             891,077                   624,221
International Equity 5,439,282             714,228                   211,986
Emerging Markets       551,434              45,617                    22,836
Intermediate Bond      486,180              42,490                    29,790
Global Bond            531,467              54,390                    33,130

         Sub-proposal 5F - Approval to Amend the Investment Restriction
         --------------------------------------------------------------
                  Regarding the Issuance of Senior Securities
                  --------------------------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,726,600             222,164                   180,338
Special Equity       9,389,151             621,664                   730,060
International Equity 5,486,329             631,585                   247,582
Emerging Markets       570,189              27,650                    22,048
Intermediate Bond      496,040              26,071                    36,349
Global Bond            542,560              38,351                    38,076

         Sub-proposal 5G - Approval to Eliminating the Investment Restriction
         --------------------------------------------------------------------
         Regarding the Participation in Joint Trading Accounts in Securities
         -------------------------------------------------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,756,784             211,930                   160,388
Special Equity       9,523,392             495,853                   721,630
International Equity 5,531,080             605,603                   228,813
Emerging Markets       572,797              23,234                    23,856
Intermediate Bond      500,529              28,275                    29,656
Global Bond            550,288              34,874                    33,825

         Sub-proposal 5H - Approval to Eliminating the Investment Restriction
         --------------------------------------------------------------------
                  Regarding Investments in Unseasoned Issuers
                  -------------------------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,567,962             390,095                    171,045
Special Equity       9,129,758             957,896                    653,221
International Equity 5,279,992             861,696                    223,808
Emerging Markets       543,585              49,261                     27,041
Intermediate Bond	     473,145              47,251                     38,064
Global Bond            521,787              61,361                     35,839


SUPPLEMENTAL DATA
PROXY RESULT INFORMATION (continued)
------------------------------------------------------------------------------
         Sub-proposal 5I - Approval to Eliminating the Investment Restriction
         --------------------------------------------------------------------
                      Regarding Investments in Illiquid Securities
                      --------------------------------------------
Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,582,255             381,577                  165,270
Special Equity       9,058,582           1,022,640                  659,653
International Equity 5,349,310             792,984                  223,202
Emerging Markets       546,001              47,465                   26,421
Intermediate Bond      488,123              43,842                   26,495
Global Bond            527,485              58,432                   33,070

            Sub-proposal 5J - Approval to Eliminating the Restrictions
            ----------------------------------------------------------
        Regarding the Purchase of Securities of Other Investment Companies
        ------------------------------------------------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,646,088             306,655                  176,359
Special Equity       9,281,080             741,753                  718,041
International Equity 5,416,431             722,024                  227,041
Emerging Markets       560,856              35,518                   23,513
Intermediate Bond      486,648              36,184                   35,628
Global Bond            541,043              40,877                   37,067

     Sub-proposal 5K - Approval to Eliminating the Investment Restriction on
     -----------------------------------------------------------------------
  Investments in Companies in Which Officers or Trustees of the Trust Own Stock
  -----------------------------------------------------------------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,677,729             280,626                  170,747
Special Equity       9,084,573           1,026,962                  629,340
International Equity 5,399,383             742,643                  223,470
Emerging Markets       554,749              42,526                   22,612
Intermediate Bond      470,586              45,892                   41,982
Global Bond            526,693              57,305                   34,989

     Sub-proposal 5L - Approval to Eliminating the Investment Restriction
     --------------------------------------------------------------------
      Prohibiting the Purchase of Securities for the Purpose of Exercising
      --------------------------------------------------------------------
                             Control or Management
                             ---------------------

Fund                Shares For         Shares Against          Shares Abstained
----                ----------         --------------          ----------------
Capital Appreciation 2,710,667            280,471                   137,964
Special Equity       9,306,591            834,826                   599,458
International Equity 5,644,866            528,601                   192,029
Emerging Markets       580,241             21,000                    18,646
Intermediate Bond      501,883             28,984                    27,593
Global Bond            566,770             25,080                    27,137

Pursuant to Article III, Section 1 of the By-Laws of the Trust and the 1940 Act, such total votes on each proposal represents a quorum of the outstanding shares of the Funds.


[The Managers Funds Logo]

WE PICK THE TALENT.  YOU REAP THE RESULTS.

INVESTMENT MANAGER
AND ADMINISTRATOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682
For ManagersChoice Only
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800) 358-7668

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
* Interested person

THE MANAGERS FUNDS

EQUITY FUNDS:
VALUE FUND
  Armstrong Shaw Associates Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management Co., LLC
  Holt-Smith & Yates Advisors, Inc.

SMALL COMPANY FUND
  Kalmar Investment Advisers
  HLM Management Co., Inc.

SPECIAL EQUITY FUND
  Goldman Sachs Asset Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management LLC
  Skyline Asset Management, L.P.

INTERNATIONAL EQUITY FUND
  Zurich Scudder Investments, Inc.
  Lazard Asset Management
  Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
  Rexiter Capital Management Limited
  U.S. STOCK MARKET PLUS FUND
  Smith Breeden Associates, Inc.

INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan Investment Management Inc.

SHORT DURATION
 GOVERNMENT FUND
  Smith Breeden Associates, Inc.

INTERMEDIATE BOND FUND
  Standish Mellon Asset Management Co., L.L.C.
INTERMEDIATE DURATION
 GOVERNMENT FUND
  Smith Breeden Associates, Inc.
BOND FUND
  Loomis, Sayles & Co. L.P.
GLOBAL BOND FUND
  Rogge Global Partners, plc.

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

WWW.MANAGERSFUNDS.COM